UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09819

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Andrew J. DeLorme, Esq. Chief Legal Officer c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Adam M. Schlichtmann, Esq. Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: September 30

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a) The Reports to Shareholders are attached herewith.

State Street U.S. Core Equity Fund

SSAQX

Annual Shareholder Report

September 30, 2024

This annual shareholder report contains important information about the State Street U.S. Core Equity Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street U.S. Core Equity Fund	$17	0.14%

How did the Fund perform last year and what affected its performance?

IT was the best performing Index sector during the reporting period rising 52.7%. This was driven largely by “Magnificent 7”, top Index names which rose significantly largely on artificial intelligence excitement. The Fund also outperformed by more than 10% in the sector, driven by semiconductor company exposures such as Nvidia. The Fund benefitted from holdings including United Rentals, Parker-Hannifin, Trane Technologies, and Eaton, all of which returned more than 50% during the reporting period, as they benefitted from a range of tailwinds including infrastructure/capex spending driven by reshoring, green investment, and increased data center demand. The healthcare sector, which is more defensive, lagged in the strong risk-on market (although was still up 14.8%). This negatively impacted the Fund, which was modestly overweight the sector. In addition, the Fund’s stock selections underperformed. The largest detracting positions included Humana (healthcare services), Biomarin Pharma (biotech), and Merck (pharma). Derivatives did not have a material impact on performance.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSAQX	S&P 500 Index
09/30/14	$10,000	$10,000
10/31/14	$10,183	$10,244
11/30/14	$10,454	$10,520
12/31/14	$10,394	$10,493
01/31/15	$9,977	$10,178
02/28/15	$10,614	$10,763
03/31/15	$10,477	$10,593
04/30/15	$10,557	$10,695
05/31/15	$10,691	$10,832
06/30/15	$10,528	$10,622
07/31/15	$10,821	$10,845
08/31/15	$10,078	$10,191
09/30/15	$9,632	$9,939
10/31/15	$10,496	$10,777
11/30/15	$10,454	$10,809
12/31/15	$10,181	$10,638
01/31/16	$9,514	$10,111
02/29/16	$9,494	$10,097
03/31/16	$10,081	$10,782
04/30/16	$10,181	$10,824
05/31/16	$10,442	$11,018
06/30/16	$10,312	$11,047
07/31/16	$10,759	$11,454
08/31/16	$10,853	$11,470
09/30/16	$10,917	$11,472
10/31/16	$10,673	$11,263
11/30/16	$11,020	$11,680
12/31/16	$11,212	$11,911
01/31/17	$11,547	$12,137
02/28/17	$12,000	$12,619
03/31/17	$12,061	$12,633
04/30/17	$12,230	$12,763
05/31/17	$12,277	$12,943
06/30/17	$12,393	$13,023
07/31/17	$12,692	$13,291
08/31/17	$12,694	$13,332
09/30/17	$12,919	$13,607
10/31/17	$13,156	$13,925
11/30/17	$13,433	$14,352
12/31/17	$13,510	$14,511
01/31/18	$14,283	$15,342
02/28/18	$13,876	$14,777
03/31/18	$13,541	$14,401
04/30/18	$13,531	$14,456
05/31/18	$13,848	$14,804
06/30/18	$13,956	$14,896
07/31/18	$14,561	$15,450
08/31/18	$14,950	$15,953
09/30/18	$15,123	$16,044
10/31/18	$14,038	$14,947
11/30/18	$14,396	$15,252
12/31/18	$13,099	$13,875
01/31/19	$14,162	$14,987
02/28/19	$14,529	$15,468
03/31/19	$14,822	$15,769
04/30/19	$15,494	$16,407
05/31/19	$14,512	$15,364
06/30/19	$15,639	$16,447
07/31/19	$15,798	$16,684
08/31/19	$15,485	$16,419
09/30/19	$15,687	$16,727
10/31/19	$16,156	$17,089
11/30/19	$16,779	$17,709
12/31/19	$17,318	$18,244
01/31/20	$17,382	$18,236
02/29/20	$16,109	$16,735
03/31/20	$14,251	$14,668
04/30/20	$16,179	$16,549
05/31/20	$17,049	$17,337
06/30/20	$17,331	$17,682
07/31/20	$18,428	$18,679
08/31/20	$19,878	$20,021
09/30/20	$19,087	$19,260
10/31/20	$18,712	$18,748
11/30/20	$20,673	$20,801
12/31/20	$21,443	$21,600
01/31/21	$21,095	$21,382
02/28/21	$21,828	$21,972
03/31/21	$22,758	$22,934
04/30/21	$24,082	$24,158
05/31/21	$24,292	$24,327
06/30/21	$24,806	$24,895
07/31/21	$25,419	$25,486
08/31/21	$25,959	$26,261
09/30/21	$24,816	$25,040
10/31/21	$26,447	$26,794
11/30/21	$26,007	$26,608
12/31/21	$27,098	$27,801
01/31/22	$26,031	$26,362
02/28/22	$25,099	$25,573
03/31/22	$25,680	$26,522
04/30/22	$23,484	$24,209
05/31/22	$23,532	$24,254
06/30/22	$21,672	$22,252
07/31/22	$23,736	$24,304
08/31/22	$22,768	$23,312
09/30/22	$20,656	$21,165
10/31/22	$22,143	$22,879
11/30/22	$23,418	$24,158
12/31/22	$22,155	$22,766
01/31/23	$23,673	$24,196
02/28/23	$22,974	$23,606
03/31/23	$23,657	$24,473
04/30/23	$24,138	$24,855
05/31/23	$24,508	$24,963
06/30/23	$26,045	$26,612
07/31/23	$26,856	$27,467
08/31/23	$26,579	$27,030
09/30/23	$25,311	$25,741
10/31/23	$25,005	$25,200
11/30/23	$27,314	$27,501
12/31/23	$28,548	$28,750
01/31/24	$29,210	$29,233
02/29/24	$31,115	$30,794
03/31/24	$32,111	$31,785
04/30/24	$30,811	$30,487
05/31/24	$32,266	$31,999
06/30/24	$33,541	$33,147
07/31/24	$33,891	$33,550
08/31/24	$34,717	$34,364
09/30/24	$35,267	$35,098

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSAQX	39.34%	17.59%	13.43%
S&P 500 Index	36.35%	15.98%	13.38%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$5,761,822,842
Number of Portfolio Holdings	97
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$7,859,802

What did the Fund invest in as of 9/30/2024?

Top Ten Industry

Industry	% Value of Total Net Assets
Semiconductors	11.8%
Systems Software	8.6%
Interactive Media & Services	8.1%
Technology Hardware, Storage & Peripherals	6.3%
Pharmaceuticals	5.1%
Broadline Retail	4.3%
Transaction & Payment Processing Services	3.7%
Healthcare Equipment	2.9%
Application Software	2.9%
Diversified Banks	2.7%

Top Ten Holdings

Holdings	% Value of Total Net Assets
NVIDIA Corp.	7.4%
Microsoft Corp.	7.2%
Apple, Inc.	6.3%
Amazon.com, Inc.	4.3%
Alphabet, Inc., Class A	3.9%
Meta Platforms, Inc., Class A	3.6%
Broadcom, Inc.	2.2%
JPMorgan Chase & Co.	2.1%
Home Depot, Inc.	2.0%
UnitedHealth Group, Inc.	1.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSAQX

State Street Income Fund

SSASX

Annual Shareholder Report

September 30, 2024

This annual shareholder report contains important information about the State Street Income Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Income Fund	$20	0.19%

How did the Fund perform last year and what affected its performance?

Our view in the fourth quarter of 2023 was that the economy, inflation and interest rates had peaked and were likely to decline over the reporting period. This outlook had the Fund begin the reporting period with a significant over-weight allocation to duration and a modest over-weight to credit sectors. Reflecting progress on the U.S. Federal Reserve's (“the Fed”) 2% inflation target and a softening of the labor market, the Fed cut the Fed Funds rate by 50bps and the yield on the 10-year U.S. Treasury note declined from 4.57% to 3.78%, during the reporting period. The Fund’s duration over-weight position contributed positively to its performance relative to its Benchmark. The Fund’s modest asset allocation over-weight to credit generated positive excess returns to the Index during the reporting period, as credit outperformed treasuries during the reporting period. Security selection in the investment grade corporate and CMBS allocations generated positive excess returns, while agency MBS detracted from performance. The Fund used treasury futures and index credit default swaps in order to actively manage duration and credit spread duration during the reporting period, with each product contributing to Fund performance relative to the Index.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSASX	Bloomberg US Aggregate Bond Index
09/30/14	$10,000	$10,000
10/31/14	$10,101	$10,098
11/30/14	$10,160	$10,170
12/31/14	$10,160	$10,179
01/31/15	$10,365	$10,393
02/28/15	$10,309	$10,295
03/31/15	$10,349	$10,343
04/30/15	$10,311	$10,306
05/31/15	$10,280	$10,281
06/30/15	$10,162	$10,169
07/31/15	$10,220	$10,240
08/31/15	$10,201	$10,225
09/30/15	$10,219	$10,294
10/31/15	$10,290	$10,296
11/30/15	$10,244	$10,269
12/31/15	$10,195	$10,235
01/31/16	$10,257	$10,376
02/29/16	$10,308	$10,450
03/31/16	$10,477	$10,546
04/30/16	$10,563	$10,586
05/31/16	$10,548	$10,589
06/30/16	$10,733	$10,779
07/31/16	$10,846	$10,847
08/31/16	$10,860	$10,835
09/30/16	$10,844	$10,829
10/31/16	$10,779	$10,746
11/30/16	$10,523	$10,492
12/31/16	$10,552	$10,506
01/31/17	$10,591	$10,527
02/28/17	$10,668	$10,598
03/31/17	$10,662	$10,592
04/30/17	$10,759	$10,674
05/31/17	$10,838	$10,756
06/30/17	$10,825	$10,745
07/31/17	$10,885	$10,792
08/31/17	$10,971	$10,888
09/30/17	$10,937	$10,836
10/31/17	$10,940	$10,843
11/30/17	$10,922	$10,829
12/31/17	$10,972	$10,879
01/31/18	$10,863	$10,753
02/28/18	$10,744	$10,651
03/31/18	$10,808	$10,720
04/30/18	$10,719	$10,640
05/31/18	$10,784	$10,716
06/30/18	$10,753	$10,703
07/31/18	$10,782	$10,705
08/31/18	$10,849	$10,774
09/30/18	$10,789	$10,705
10/31/18	$10,700	$10,620
11/30/18	$10,746	$10,683
12/31/18	$10,890	$10,880
01/31/19	$11,063	$10,995
02/28/19	$11,057	$10,989
03/31/19	$11,270	$11,200
04/30/19	$11,288	$11,203
05/31/19	$11,457	$11,402
06/30/19	$11,621	$11,545
07/31/19	$11,649	$11,570
08/31/19	$11,906	$11,870
09/30/19	$11,853	$11,807
10/31/19	$11,890	$11,842
11/30/19	$11,896	$11,836
12/31/19	$11,911	$11,828
01/31/20	$12,089	$12,056
02/29/20	$12,217	$12,273
03/31/20	$11,961	$12,201
04/30/20	$12,271	$12,417
05/31/20	$12,424	$12,475
06/30/20	$12,534	$12,554
07/31/20	$12,770	$12,741
08/31/20	$12,690	$12,638
09/30/20	$12,667	$12,632
10/31/20	$12,633	$12,575
11/30/20	$12,837	$12,699
12/31/20	$12,888	$12,716
01/31/21	$12,801	$12,625
02/28/21	$12,630	$12,443
03/31/21	$12,492	$12,287
04/30/21	$12,591	$12,384
05/31/21	$12,649	$12,425
06/30/21	$12,759	$12,512
07/31/21	$12,900	$12,652
08/31/21	$12,882	$12,628
09/30/21	$12,768	$12,518
10/31/21	$12,759	$12,515
11/30/21	$12,781	$12,552
12/31/21	$12,749	$12,520
01/31/22	$12,455	$12,250
02/28/22	$12,291	$12,114
03/31/22	$11,952	$11,777
04/30/22	$11,492	$11,330
05/31/22	$11,551	$11,403
06/30/22	$11,343	$11,224
07/31/22	$11,623	$11,498
08/31/22	$11,296	$11,174
09/30/22	$10,791	$10,691
10/31/22	$10,666	$10,552
11/30/22	$11,099	$10,940
12/31/22	$11,043	$10,891
01/31/23	$11,410	$11,226
02/28/23	$11,105	$10,936
03/31/23	$11,402	$11,214
04/30/23	$11,476	$11,282
05/31/23	$11,327	$11,159
06/30/23	$11,272	$11,119
07/31/23	$11,275	$11,111
08/31/23	$11,197	$11,040
09/30/23	$10,852	$10,760
10/31/23	$10,625	$10,590
11/30/23	$11,186	$11,069
12/31/23	$11,692	$11,493
01/31/24	$11,663	$11,462
02/29/24	$11,454	$11,300
03/31/24	$11,565	$11,404
04/30/24	$11,203	$11,116
05/31/24	$11,421	$11,304
06/30/24	$11,555	$11,412
07/31/24	$11,835	$11,678
08/31/24	$12,043	$11,846
09/30/24	$12,214	$12,004

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSASX	12.55%	0.60%	2.02%
Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.84%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$980,078,591
Number of Portfolio Holdings	1,349
Portfolio Turnover Rate	52%
Total Advisory Fees Paid	$1,608,314

What did the Fund invest in as of 9/30/2024?

Security Type

Asset	% Value of Total Net Assets
U.S. Treasuries	36.5%
Corporate Notes	30.9%
Agency Mortgage Backed	22.6%
Short-Term Investments	16.4%
Non-Agency Collateralized Mortgage Obligations	5.4%
Sovereign Bonds	0.7%
Agency Collateralized Mortgage Obligations	0.7%
Municipal Bonds and Notes	0.1%

Top Ten Holdings

Holdings	% Value of Total Net Assets
U.S. Treasury Notes, 0.75%, due 01/31/28	5.6%
Uniform Mortgage-Backed Security,TBA, 2.50%, due 10/01/54	4.8%
Uniform Mortgage-Backed Security, TBA, 2.00%, due 10/01/54	3.7%
U.S. Treasury Notes, 3.88%, due 08/15/33	3.6%
U.S. Treasury Notes, 4.25%, due 12/31/25	3.2%
U.S. Treasury Notes, 4.63%, due 05/31/31	2.5%
U.S. Treasury Notes, 3.50%, due 04/30/28	2.1%
U.S. Treasury Notes, 4.25%, due 10/15/25	2.0%
U.S. Treasury Bonds, 3.00%, due 08/15/48	1.9%
U.S. Treasury Notes, 4.63%, due 09/30/28	1.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSASX

(b) Not applicable to the Registrant.

Item 2. Code of Ethics.

As of the end of the period covered by this report, State Street Institutional Investment Trust (the “Trust” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. For the period covered by the report, the Code was combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 19(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Trust’s Board of Trustees (the “Board”) has determined that the Trust has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Messrs. John R. Costantino, George M. Pereira, Mark E. Swanson and Ms. Donna M. Rapaccioli. Each of the “audit committee financial experts” is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended September 30, 2024 and September 30, 2023, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“EY”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements and services normally provided by EY in connection with the Trust’s statutory and regulatory filings and engagements were $55,420 and $54,420, respectively.

(b)	Audit-Related Fees

For the fiscal years ended September 30, 2024 and September 30, 2023, there were no fees for assurance and related services by EY reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

For the fiscal years ended September 30, 2024 and September 30, 2023, the aggregate tax fees billed for professional services rendered by EY for the review of year-end distribution requirements were $5,480 and $5,480, respectively.

(d)	All Other Fees

For the fiscal years ended September 30, 2024 and September 30, 2023, there were no fees billed for professional services rendered by EY for products and services provided by EY to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended September 30, 2024 and September 30, 2023, the aggregate fees for professional services rendered by EY for products and services provided by EY to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $9,556,710 and $9,540,002, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•

To pre-approve engagements by a Fund Entity’s independent auditor for non-audit services to be rendered to the Fund’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund;

•

To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•

The Chairperson, or Vice Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Fund Entity’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or Vice Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid by Adviser and Certain Affiliates

For the fiscal years ended September 30, 2024 and September 30, 2023, the aggregate non-audit fees billed by EY for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were as follows:

	FY 2024 (in millions)		FY 2023 (in millions)
Non audit services billed to:
Registrant:	See Item 4	(c)	See Item 4	(c)
Investment Adviser:	—		—
Other entities in the Investment Company Complex (1)(2):
Audit Related Fees	$18.5		$17.9
Tax Fees	$3.2		$5.6
All Other Fees	$15.0		$15.5

(1)	Information is for the calendar years 2024 and 2023, respectively.
(2)

Services under the caption Audit-Related Fees consisted principally of reports on the processing of transactions by servicing organizations, audits of employee benefit plan, non-statutory audits and due diligence procedures. Services under the caption Tax Fees consisted principally of expatriate, compliance and corporate tax advisory services. Services under the caption All Other Fees primarily related to statutory and financial statement audits and the requirement to opine on the design and operating effectiveness of internal control over financial reporting.

(h)

EY notified the Trust’s Audit Committee of all non-audit services that were rendered by EY to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining EY’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a) A Schedule of Investments for each applicable series of the registrant is included as a part of the report to shareholders filed under Item 7(a) of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Annual Financial Statements and Other Information
September 30, 2024
State Street Institutional Investment Trust
State Street U.S. Core Equity Fund
State Street Income Fund

State Street Institutional Investment Trust
Annual Report
September 30, 2024

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

[This page intentionally left blank]

State Street U.S. Core Equity Fund
Schedule of Investments — September 30, 2024
	Number of Shares	Fair Value
Common Stock - 98.8% †
Aerospace & Defense - 0.5%
RTX Corp.	259,109	$31,393,646
Apparel Retail - 0.4%
Ross Stores, Inc.	139,754	21,034,375
Application Software - 2.9%
Adobe, Inc. (a)	126,892	65,702,140
Intuit, Inc.	26,675	16,565,175
Salesforce, Inc.	254,116	69,554,090
Synopsys, Inc. (a)	26,437	13,387,433
		165,208,838
Automobile Manufacturers - 1.0%
General Motors Co.	625,405	28,043,160
Tesla, Inc. (a)	115,181	30,134,805
		58,177,965
Automotive Retail - 0.5%
O'Reilly Automotive, Inc. (a)	25,978	29,916,265
Biotechnology - 0.7%
BioMarin Pharmaceutical, Inc. (a)	164,384	11,554,551
Vertex Pharmaceuticals, Inc. (a)	58,212	27,073,237
		38,627,788
Broadline Retail - 4.3%
Amazon.com, Inc. (a)	1,344,100	250,446,153
Building Products - 0.6%
Trane Technologies PLC	90,925	35,345,275
Construction Materials - 0.7%
Martin Marietta Materials, Inc.	73,820	39,733,615
Consumer Staples Merchandise Retail - 1.2%
Costco Wholesale Corp.	24,446	21,671,868
Walmart, Inc.	570,168	46,041,066
		67,712,934
Data Processing & Outsourced Services - 0.3%
Broadridge Financial Solutions, Inc.	87,545	18,824,801
Diversified Banks - 2.7%
Bank of America Corp.	827,243	32,825,002
	Number of Shares	Fair Value
JPMorgan Chase & Co.	569,336	$120,050,189
		152,875,191
Diversified Support Services - 0.2%
Cintas Corp.	57,400	11,817,512
Electric Utilities - 1.1%
NextEra Energy, Inc.	729,392	61,655,506
Electrical Components & Equipment - 1.6%
Eaton Corp. PLC	109,799	36,391,781
Emerson Electric Co.	487,449	53,312,297
		89,704,078
Electronic Components - 0.2%
Amphenol Corp., Class A	221,433	14,428,574
Environmental & Facilities Services - 1.2%
Waste Management, Inc.	328,716	68,241,442
Financial Exchanges & Data - 2.4%
CME Group, Inc.	97,394	21,489,986
MSCI, Inc.	49,781	29,018,838
Nasdaq, Inc.	221,402	16,164,560
S&P Global, Inc.	143,593	74,183,016
		140,856,400
Healthcare Equipment - 2.9%
Abbott Laboratories	325,036	37,057,354
Becton Dickinson & Co.	290,187	69,964,086
IDEXX Laboratories, Inc. (a)	44,970	22,719,743
Penumbra, Inc. (a)	57,667	11,205,275
Zimmer Biomet Holdings, Inc.	234,483	25,312,440
		166,258,898
Home Improvement Retail - 2.0%
Home Depot, Inc.	282,910	114,635,132
Household Products - 0.8%
Procter & Gamble Co.	273,835	47,428,222
Industrial Gases - 1.3%
Linde PLC	162,642	77,557,464
Industrial Machinery & Supplies & Components - 1.4%
Parker-Hannifin Corp.	131,332	82,978,184
Insurance Brokers - 0.3%
Marsh & McLennan Cos., Inc.	74,045	16,518,699

See Notes to Schedules of Investments and Notes to Financial Statements.
1

State Street U.S. Core Equity Fund
Schedule of Investments, continued — September 30, 2024
	Number of Shares	Fair Value
Integrated Oil & Gas - 1.6%
Chevron Corp.	218,889	$32,235,783
Exxon Mobil Corp.	503,046	58,967,052
		91,202,835
Interactive Media & Services - 8.1%
Alphabet, Inc., Class A	1,361,290	225,769,946
Alphabet, Inc., Class C	192,940	32,257,639
Meta Platforms, Inc., Class A	365,173	209,039,632
		467,067,217
IT Consulting & Other Services - 0.3%
Accenture PLC, Class A	56,575	19,998,131
Life Sciences Tools & Services - 1.8%
IQVIA Holdings, Inc. (a)	192,769	45,680,470
Thermo Fisher Scientific, Inc.	93,191	57,645,157
		103,325,627
Managed Healthcare - 1.9%
Humana, Inc. (b)	13,252	4,197,439
UnitedHealth Group, Inc.	176,374	103,122,350
		107,319,789
Movies & Entertainment - 0.9%
Netflix, Inc. (a)	34,850	24,718,059
Walt Disney Co.	265,056	25,495,737
		50,213,796
Multi-Line Insurance - 0.2%
American International Group, Inc.	143,860	10,534,868
Multi-Sector Holdings - 1.3%
Berkshire Hathaway, Inc., Class B (a)	158,867	73,120,125
Multi-Utilities - 0.6%
Sempra	420,986	35,207,059
Oil & Gas Equipment & Services - 0.8%
Schlumberger NV	1,090,449	45,744,336
Oil & Gas Exploration & Production - 0.8%
ConocoPhillips	448,206	47,187,128
Other Specialty Retail - 0.8%
Ulta Beauty, Inc. (a)	119,172	46,372,209
	Number of Shares	Fair Value
Packaged Foods & Meats - 0.4%
Mondelez International, Inc., Class A	324,220	$23,885,287
Passenger Ground Transportation - 0.5%
Uber Technologies, Inc. (a)	370,396	27,838,963
Personal Care Products - 1.1%
Kenvue, Inc.	2,691,885	62,263,300
Pharmaceuticals - 5.1%
AstraZeneca PLC ADR	760,988	59,288,575
Elanco Animal Health, Inc. (a)	827,033	12,149,115
Eli Lilly & Co.	28,486	25,236,887
Johnson & Johnson	626,298	101,497,854
Merck & Co., Inc.	868,463	98,622,658
		296,795,089
Property & Casualty Insurance - 1.4%
Chubb Ltd.	203,911	58,805,893
Progressive Corp.	85,035	21,578,482
		80,384,375
Rail Transportation - 0.6%
Union Pacific Corp.	139,080	34,280,438
Regional Banks - 0.9%
Regions Financial Corp.	2,210,129	51,562,310
Restaurants - 0.5%
McDonald's Corp.	102,281	31,145,587
Semiconductor Materials & Equipment - 1.3%
Applied Materials, Inc.	305,601	61,746,682
ASML Holding NV	15,984	13,318,668
		75,065,350
Semiconductors - 11.8%
Advanced Micro Devices, Inc. (a)	212,822	34,919,834
Broadcom, Inc.	723,141	124,741,822
NVIDIA Corp.	3,496,096	424,565,898
ON Semiconductor Corp. (a)	782,383	56,808,830
Texas Instruments, Inc.	182,102	37,616,810
		678,653,194
Soft Drinks & Non-alcoholic Beverages - 1.5%
Monster Beverage Corp. (a)	382,653	19,963,007

See Notes to Schedules of Investments and Notes to Financial Statements.
2

State Street U.S. Core Equity Fund
Schedule of Investments, continued — September 30, 2024
	Number of Shares	Fair Value
PepsiCo, Inc.	395,329	$67,225,697
		87,188,704
Specialty Chemicals - 0.5%
Ecolab, Inc.	46,428	11,854,461
International Flavors & Fragrances, Inc.	81,046	8,504,157
PPG Industries, Inc.	82,384	10,912,585
		31,271,203
Systems Software - 8.6%
Microsoft Corp.	967,062	416,126,779
Oracle Corp.	253,237	43,151,585
ServiceNow, Inc. (a)	38,655	34,572,645
		493,851,009
Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	1,552,130	361,646,290
Telecom Tower REITs - 1.4%
American Tower Corp.	334,884	77,880,623
Trading Companies & Distributors - 1.8%
United Rentals, Inc.	94,757	76,727,585
WW Grainger, Inc.	24,964	25,932,853
		102,660,438
Transaction & Payment Processing Services - 3.7%
Fidelity National Information Services, Inc.	105,417	8,828,674
	Number of Shares	Fair Value
Mastercard, Inc., Class A	195,619	$96,596,662
PayPal Holdings, Inc. (a)	486,513	37,962,609
Visa, Inc., Class A	264,581	72,746,546
		216,134,491
Water Utilities - 0.8%
American Water Works Co., Inc.	309,958	45,328,258
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc.	71,577	14,770,630
Total Common Stock (Cost $3,439,545,582)		5,691,275,616
Short-Term Investments - 1.2%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.98% (c)(d) (Cost $71,047,184)	71,047,184	71,047,184
Total Investments (Cost $3,510,592,766)		5,762,322,800
Liabilities in Excess of Other Assets, net - (0.0)%*		(499,958)
NET ASSETS - 100.0%		$5,761,822,842

Other Information:
The Fund had the following short futures contracts open at September 30, 2024:
Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	December 2024	4	$(1,157,950)	$(1,162,859)	$(4,909)
During the year ended September 30, 2024, the average notional value related to long and short futures contracts were $85,148,785 and $2,320,927, respectively.
(a)	Non-income producing security.
(b)	At September 30, 2024, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
See Notes to Schedules of Investments and Notes to Financial Statements.
3

State Street U.S. Core Equity Fund
Schedule of Investments, continued — September 30, 2024
†	Percentages are based on net assets as of September 30, 2024.
*	Less than 0.05%.
Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$5,691,275,616	$—	$—	$5,691,275,616
Short-Term Investments	71,047,184	—	—	71,047,184
Total Investments in Securities	$5,762,322,800	$—	$—	$5,762,322,800
Other Financial Instruments
Short Futures Contracts - Unrealized Depreciation	$(4,909)	$—	$—	$(4,909)
Total Other Financial Instruments	$(4,909)	$—	$—	$(4,909)

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	207,361,567	$207,361,567	$854,411,590	$990,725,973	$—	$—	71,047,184	$71,047,184	$8,561,517
See Notes to Schedules of Investments and Notes to Financial Statements.
4

State Street Income Fund
Schedule of Investments — September 30, 2024
	Principal Amount	Fair Value
Bonds and Notes - 96.9% †
U.S. Treasuries - 36.5%
U.S. Treasury Bonds
2.25%, 08/15/46 (a)	$10,764,500	$7,705,027
3.00%, 08/15/48 (a)	23,483,800	19,043,894
4.13%, 08/15/53 (a)	10,758,400	10,716,375
4.38%, 08/15/43 (a)	8,484,000	8,725,264
U.S. Treasury Notes
0.25%, 07/31/25 (a)	13,877,300	13,446,887
0.75%, 01/31/28 (a)	60,197,900	54,892,960
1.25%, 11/30/26 (a)	7,060,900	6,714,475
1.63%, 05/15/31 (a)	5,702,800	5,028,266
2.63%, 02/15/29 (a)	8,167,100	7,852,539
3.50%, 04/30/28 (a)	20,411,600	20,362,166
3.88%, 12/31/27 - 08/15/34 (a)	42,425,200	42,778,278
4.00%, 07/31/29 (a)	13,075,000	13,324,242
4.13%, 07/31/31 (a)	7,000,000	7,196,875
4.25%, 10/15/25 - 12/31/25 (a)	50,561,400	50,761,154
4.50%, 05/15/27 (a)	14,960,300	15,298,076
4.63%, 10/15/26 - 05/31/31 (a)	61,958,400	64,600,443
5.00%, 09/30/25 (a)	9,053,400	9,141,812
		357,588,733
Agency Mortgage Backed - 22.6%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49 (a)	24,462,965	22,434,926
4.50%, 06/01/33 - 02/01/35 (a)	14,094	14,274
5.00%, 07/01/35 (a)	184,169	188,839
5.50%, 01/01/38 - 04/01/39 (a)	302,116	316,760
6.00%, 06/01/33 - 11/01/37 (a)	634,401	674,795
6.50%, 07/01/29 (a)	5,565	5,806
7.00%, 01/01/27 - 08/01/36 (a)	137,176	148,675
7.50%, 01/01/28 - 09/01/33 (a)	12,608	13,089
8.00%, 11/01/30 (a)	902	947
8.50%, 04/01/30 (a)	2,126	2,337
Federal National Mortgage Association
2.50%, 03/01/51 (a)	10,613,028	9,155,290
3.00%, 03/01/50 (a)	4,422,173	4,017,445
	Principal Amount	Fair Value
3.50%, 08/01/45 - 01/01/48 (a)	$9,976,083	$9,449,010
4.00%, 01/01/41 - 01/01/50 (a)	11,159,495	10,893,689
4.50%, 07/01/33 - 12/01/48 (a)	5,371,832	5,385,122
5.00%, 03/01/34 - 05/01/39 (a)	482,147	494,912
5.50%, 12/01/32 - 01/01/39 (a)	1,641,876	1,712,281
6.00%, 02/01/33 - 05/01/41 (a)	2,936,285	3,099,212
6.50%, 02/01/29 - 08/01/36 (a)	87,121	92,842
7.00%, 10/01/32 - 12/01/33 (a)	17,468	18,794
7.50%, 12/01/26 - 03/01/33 (a)	47,536	49,846
8.00%, 08/01/25 - 10/01/31 (a)	7,913	8,143
8.50%, 04/01/30 (a)	3,388	3,654
Federal National Mortgage Association 1 yr. USD RFUCCT + 1.60%
6.97%, 04/01/37 (a)(b)	5,430	5,503
Government National Mortgage Association
3.00%, 12/20/42 - 05/20/45 (a)	24,045,691	22,308,711
3.50%, 08/20/48 (a)	3,724,954	3,526,461
4.00%, 01/20/41 - 04/20/43 (a)	2,956,806	2,938,488
4.50%, 08/15/33 - 03/20/41 (a)	1,172,518	1,189,864
5.00%, 08/15/33 (a)	57,864	59,513
6.00%, 04/15/27 - 04/15/35 (a)	230,626	243,215
6.50%, 08/15/27 - 09/15/36 (a)	136,163	143,616
7.00%, 03/15/26 - 10/15/36 (a)	104,117	110,253
7.50%, 02/15/28 - 10/15/28 (a)	23,389	23,621
8.00%, 12/15/29 - 05/15/30 (a)	287	295
Government National Mortgage Association 1 yr. CMT + 1.50%
3.75%, 10/20/25 (a)(b)	118	117

See Notes to Schedules of Investments and Notes to Financial Statements.
5

State Street Income Fund
Schedule of Investments, continued — September 30, 2024
	Principal Amount	Fair Value
Government National Mortgage Association REMICS 30 day USD SOFR Average + 5.85%
0.50%, 05/20/64 (b)(c)	$29,881,096	$855,136
Uniform Mortgage-Backed Security, TBA
2.00%, 10/01/54 (d)	44,151,860	36,469,438
2.50%, 10/01/54 (d)	54,825,345	47,298,702
3.00%, 10/01/54 (d)	16,921,099	15,182,676
3.50%, 10/01/54 (d)	12,365,921	11,515,987
5.00%, 10/01/54 (d)	11,290,802	11,283,926
		221,336,210
Agency Collateralized Mortgage Obligations - 0.7%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.51%, 07/25/29	4,803,250	4,500,607
4.05%, 09/25/28 (b)	1,265,063	1,268,844
Federal Home Loan Mortgage Corp. REMICS
5.50%, 06/15/33 (c)	49,338	6,106
7.50%, 07/15/27 (c)	1,136	67
Federal Home Loan Mortgage Corp. STRIPS
0.00%, 08/01/27 (e)	888	835
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
0.08%, 09/25/43 (b)(c)	2,139,241	46,816
Federal National Mortgage Association Interest STRIPS
0.00%, 12/25/34 (e)	52,410	43,041
4.50%, 08/25/35 - 01/25/36 (c)	114,105	14,865
5.00%, 03/25/38 - 05/25/38 (c)	74,285	11,833
5.50%, 12/25/33 (c)	21,102	3,456
6.00%, 01/25/35 (c)	84,921	14,327
Federal National Mortgage Association REMICS
1.17%, 12/25/42 (b)(c)	280,095	6,327
5.00%, 02/25/40 - 09/25/40 (c)	92,550	8,447
Federal National Mortgage Association REMICS 30 day USD SOFR Average + 5.89%
0.61%, 07/25/38 (b)(c)	73,242	6,738
	Principal Amount	Fair Value
Federal National Mortgage Association REMICS 30 day USD SOFR Average + 6.44%
1.16%, 11/25/41 (b)(c)	$8,606,647	$1,089,153
		7,021,462
Asset Backed - 0.0%*
Chase Funding Trust
4.99%, 11/25/33 (f)	110,000	109,460
Corporate Notes - 30.9%
3M Co.
3.13%, 09/19/46 (a)	190,000	141,567
7-Eleven, Inc.
0.95%, 02/10/26 (a)(g)	837,000	799,184
Abbott Laboratories
3.75%, 11/30/26 (a)	247,000	246,822
4.90%, 11/30/46 (a)	230,000	234,319
AbbVie, Inc.
2.60%, 11/21/24 (a)	436,000	434,448
2.95%, 11/21/26 (a)	431,000	421,966
3.20%, 05/14/26 - 11/21/29 (a)	576,000	558,424
4.05%, 11/21/39 (a)	176,000	162,569
4.25%, 11/21/49 (a)	236,000	211,192
4.30%, 05/14/36 (a)	187,000	181,923
4.40%, 11/06/42 (a)	168,000	158,399
4.63%, 10/01/42 (a)	40,000	38,339
4.70%, 05/14/45 (a)	71,000	68,643
4.88%, 11/14/48 (a)	58,000	57,057
5.05%, 03/15/34 (a)	335,000	349,891
5.40%, 03/15/54 (a)	193,000	204,669
5.50%, 03/15/64 (a)	225,000	240,140
Advanced Micro Devices, Inc.
4.39%, 06/01/52 (a)	267,000	248,513
AEP Texas, Inc.
3.45%, 05/15/51 (a)	456,000	326,186
5.70%, 05/15/34 (a)	634,000	666,340
AEP Transmission Co. LLC
5.40%, 03/15/53 (a)	233,000	241,849
Aetna, Inc.
3.50%, 11/15/24 (a)	176,000	175,548
Aircastle Ltd.
4.25%, 06/15/26 (a)	249,000	247,170
Alcoa Nederland Holding BV
5.50%, 12/15/27 (a)(g)	446,000	447,726
Alcon Finance Corp.
2.60%, 05/27/30 (a)(g)	358,000	326,947

See Notes to Schedules of Investments and Notes to Financial Statements.
6

State Street Income Fund
Schedule of Investments, continued — September 30, 2024
	Principal Amount	Fair Value
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33 (a)	$143,000	$114,798
2.95%, 03/15/34 (a)	251,000	216,967
3.55%, 03/15/52 (a)	241,000	176,790
4.70%, 07/01/30 (a)	86,000	86,565
Allstate Corp.
4.20%, 12/15/46 (a)	259,000	226,558
Allstate Corp. (8.32% fixed rate until 10/31/24; 3.20% + 3 mo. Term SOFR thereafter)
8.32%, 08/15/53 (a)(b)	339,000	339,305
Ally Financial, Inc.
2.20%, 11/02/28 (a)	359,000	322,924
Altria Group, Inc.
3.40%, 05/06/30 - 02/04/41 (a)	203,000	167,423
4.00%, 02/04/61 (a)	69,000	52,608
4.25%, 08/09/42 (a)	23,000	19,754
4.45%, 05/06/50 (a)	107,000	89,637
4.50%, 05/02/43 (a)	74,000	65,351
Amazon.com, Inc.
1.50%, 06/03/30 (a)	105,000	91,856
2.50%, 06/03/50 (a)	149,000	98,477
2.70%, 06/03/60 (a)	100,000	64,242
2.88%, 05/12/41 (a)	252,000	200,516
3.25%, 05/12/61 (a)	163,000	118,028
4.25%, 08/22/57 (a)	44,000	39,770
Ameren Corp.
3.65%, 02/15/26 (a)	138,000	136,554
American Electric Power Co., Inc.
2.30%, 03/01/30 (a)	151,000	135,595
3.25%, 03/01/50 (a)	126,000	88,613
American Honda Finance Corp.
5.85%, 10/04/30 (a)	957,000	1,031,407
American International Group, Inc. (8.32% fixed rate until 10/31/24; 3.20% + 3 mo. Term SOFR thereafter)
5.75%, 04/01/48 (a)(b)	44,000	44,195
American Tower Corp.
1.50%, 01/31/28 (a)	466,000	424,736
2.90%, 01/15/30 (a)	163,000	150,870
3.70%, 10/15/49 (a)	96,000	74,590
3.80%, 08/15/29 (a)	202,000	196,465
American Water Capital Corp.
2.95%, 09/01/27 (a)	143,000	138,853
	Principal Amount	Fair Value
5.45%, 03/01/54 (a)	$637,000	$669,825
Americold Realty Operating Partnership LP
5.41%, 09/12/34 (a)	460,000	461,458
Amgen, Inc.
2.00%, 01/15/32 (a)	244,000	207,066
2.45%, 02/21/30 (a)	65,000	59,366
3.00%, 01/15/52 (a)	171,000	120,705
3.15%, 02/21/40 (a)	301,000	240,057
3.38%, 02/21/50 (a)	81,000	61,659
4.66%, 06/15/51 (a)	61,000	55,775
5.51%, 03/02/26 (a)	467,000	467,014
5.60%, 03/02/43 (a)	278,000	291,372
5.65%, 03/02/53 (a)	260,000	273,601
5.75%, 03/02/63 (a)	243,000	256,251
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	342,000	322,253
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36 (a)	401,000	402,452
4.90%, 02/01/46 (a)	212,000	208,720
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30 (a)	215,000	208,638
4.35%, 06/01/40 (a)	209,000	197,398
4.38%, 04/15/38 (a)	338,000	325,416
4.60%, 04/15/48 (a)	24,000	22,799
4.75%, 04/15/58 (a)	93,000	89,328
5.55%, 01/23/49 (a)	222,000	239,334
ANZ Bank New Zealand Ltd. (5.55% fixed rate until 08/11/27; 2.70% + 5 yr. CMT thereafter)
5.55%, 08/11/32 (a)(b)(g)	719,000	734,394
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (a)	287,000	190,224
Apollo Debt Solutions BDC
6.90%, 04/13/29 (a)(g)	473,000	491,669
Apollo Management Holdings LP
2.65%, 06/05/30 (a)(g)	143,000	129,444
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 yr. CMT thereafter)
4.95%, 01/14/50 (a)(b)(g)	253,000	250,733
Apple, Inc.
2.20%, 09/11/29 (a)	182,000	168,665

See Notes to Schedules of Investments and Notes to Financial Statements.
7

State Street Income Fund
Schedule of Investments, continued — September 30, 2024
	Principal Amount	Fair Value
2.65%, 02/08/51 (a)	$374,000	$256,800
2.80%, 02/08/61 (a)	200,000	133,660
2.95%, 09/11/49 (a)	120,000	88,705
3.35%, 02/09/27 (a)	87,000	86,203
3.45%, 02/09/45 (a)	307,000	257,100
3.85%, 08/04/46 (a)	277,000	243,826
3.95%, 08/08/52 (a)	242,000	212,778
4.85%, 05/10/53 (a)	728,000	750,452
Applied Materials, Inc.
4.35%, 04/01/47 (a)	105,000	97,940
4.80%, 06/15/29 (a)	860,000	886,204
Aptiv PLC
4.40%, 10/01/46 (a)	126,000	103,776
Aptiv PLC/Aptiv Global Financing DAC
4.65%, 09/13/29 (a)	365,000	363,496
5.15%, 09/13/34 (a)	750,000	738,375
ArcelorMittal SA
4.55%, 03/11/26 (a)	1,123,000	1,122,169
6.00%, 06/17/34 (a)	381,000	404,336
6.35%, 06/17/54 (a)	634,000	661,852
6.80%, 11/29/32 (a)	155,000	172,882
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	95,000	92,414
ARES Capital Corp.
2.88%, 06/15/28 (a)	549,000	506,442
3.25%, 07/15/25 (a)	1,127,000	1,109,126
Arthur J Gallagher & Co.
3.50%, 05/20/51 (a)	193,000	142,895
Ascension Health
4.85%, 11/15/53 (a)	260,000	261,604
Ashtead Capital, Inc.
1.50%, 08/12/26 (a)(g)	400,000	378,020
5.55%, 05/30/33 (a)(g)	305,000	312,399
Astrazeneca Finance LLC
1.75%, 05/28/28 (a)	386,000	356,409
5.00%, 02/26/34 (a)	635,000	662,800
AstraZeneca PLC
3.00%, 05/28/51 (a)	208,000	151,572
4.00%, 01/17/29 (a)	80,000	80,025
4.38%, 08/17/48 (a)	51,000	47,446
AT&T, Inc.
2.75%, 06/01/31 (a)	1,131,000	1,022,356
3.65%, 06/01/51 (a)	912,000	699,550
3.85%, 06/01/60 (a)	315,000	238,480
4.35%, 03/01/29 (a)	325,000	326,859
4.50%, 05/15/35 (a)	230,000	224,008
4.55%, 03/09/49 (a)	126,000	113,161
4.75%, 05/15/46 (a)	74,000	69,265
	Principal Amount	Fair Value
4.85%, 03/01/39 (a)	$303,000	$296,870
5.40%, 02/15/34 (a)	409,000	429,102
Athene Holding Ltd.
4.13%, 01/12/28 (a)	124,000	122,372
6.15%, 04/03/30 (a)	243,000	261,198
Atmos Energy Corp.
6.20%, 11/15/53 (a)	278,000	320,612
Avangrid, Inc.
3.15%, 12/01/24 (a)	374,000	372,392
BAE Systems PLC
5.30%, 03/26/34 (a)(g)	739,000	768,368
5.50%, 03/26/54 (a)(g)	370,000	387,013
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	366,000	352,769
Bank of America Corp.
3.25%, 10/21/27 (a)	297,000	290,294
4.18%, 11/25/27 (a)	348,000	347,008
4.25%, 10/22/26 (a)	344,000	343,601
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (a)(b)	628,000	579,795
Bank of America Corp. (2.97% fixed rate until 02/04/32; 1.33% + SOFR thereafter)
2.97%, 02/04/33 (a)(b)	1,073,000	961,279
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97%, 07/21/52 (a)(b)	481,000	341,606
Bank of America Corp. (3.37% fixed rate until 01/23/25; 1.07% + 3 mo. Term SOFR thereafter)
3.37%, 01/23/26 (a)(b)	150,000	149,145
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.30% + 3 mo. Term SOFR thereafter)
3.42%, 12/20/28 (a)(b)	167,000	162,509
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.32% + 3 mo. Term SOFR thereafter)
3.56%, 04/23/27 (a)(b)	273,000	269,697
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.77% + 3 mo. Term SOFR thereafter)
3.71%, 04/24/28 (a)(b)	369,000	363,594

See Notes to Schedules of Investments and Notes to Financial Statements.
8

State Street Income Fund
Schedule of Investments, continued — September 30, 2024
	Principal Amount	Fair Value
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 yr. CMT thereafter)
3.85%, 03/08/37 (a)(b)	$388,000	$358,341
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.45% + 3 mo. Term SOFR thereafter)
3.95%, 01/23/49 (a)(b)	221,000	188,577
Bank of America Corp. (4.24% fixed rate until 04/24/37; 2.08% + 3 mo. Term SOFR thereafter)
4.24%, 04/24/38 (a)(b)	230,000	217,794
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.57% + 3 mo. Term SOFR thereafter)
4.27%, 07/23/29 (a)(b)	82,000	81,758
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.93% + 3 mo. Term SOFR thereafter)
4.30%, 01/28/25 (a)(b)	369,000	367,262
Bank of America Corp. (5.29% fixed rate until 04/25/33; 1.91% + SOFR thereafter)
5.29%, 04/25/34 (a)(b)	857,000	889,823
Bank of America Corp. (5.47% fixed rate until 01/23/34; 1.65% + SOFR thereafter)
5.47%, 01/23/35 (a)(b)	547,000	575,285
Bank of America Corp. (5.87% fixed rate until 09/15/33; 1.84% + SOFR thereafter)
5.87%, 09/15/34 (a)(b)	933,000	1,007,006
Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.39% + 3 mo. Term SOFR thereafter)
4.63%, 09/20/26 (a)(b)	298,000	295,106
Bank of Nova Scotia (8.21% fixed rate until 01/12/25; 2.91% + 3 mo. Term SOFR thereafter)
8.21%, 01/12/25 (a)(b)	329,000	324,147
Barclays PLC
4.38%, 01/12/26 (a)	310,000	309,495
4.84%, 05/09/28 (a)	276,000	276,171
	Principal Amount	Fair Value
Barclays PLC (2.65% fixed rate until 06/24/30; 1.90% + 1 yr. CMT thereafter)
2.65%, 06/24/31 (a)(b)	$596,000	$532,574
Barclays PLC (2.85% fixed rate until 05/07/25; 2.71% + SOFR thereafter)
2.85%, 05/07/26 (a)(b)	512,000	505,324
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 mo. Term SOFR thereafter)
4.97%, 05/16/29 (a)(b)	307,000	310,438
BAT Capital Corp.
2.73%, 03/25/31 (a)	244,000	217,868
4.39%, 08/15/37 (a)	180,000	163,717
4.54%, 08/15/47 (a)	62,000	52,379
5.83%, 02/20/31 (a)	281,000	297,919
6.00%, 02/20/34 (a)	238,000	254,289
7.08%, 08/02/53 (a)	232,000	269,401
Baxter International, Inc.
1.92%, 02/01/27 (a)	818,000	774,572
2.27%, 12/01/28 (a)	288,000	264,997
2.54%, 02/01/32 (a)	145,000	125,686
3.13%, 12/01/51 (a)	214,000	145,811
3.95%, 04/01/30 (a)	239,000	233,716
Bayer U.S. Finance LLC
6.50%, 11/21/33 (a)(g)	300,000	325,455
Baylor Scott & White Holdings
2.84%, 11/15/50 (a)	49,000	34,421
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	154,000	152,118
3.73%, 12/15/24 (a)	3,000	2,989
4.67%, 06/06/47 (a)	23,000	21,364
4.69%, 12/15/44 (a)	27,000	25,223
5.11%, 02/08/34 (a)	634,000	652,177
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	100,000	97,323
3.70%, 07/15/30 (a)	224,000	219,072
3.80%, 07/15/48 (a)	87,000	69,290
4.25%, 10/15/50 (a)	191,000	163,101
6.13%, 04/01/36 (a)	88,000	97,192
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50 (a)	528,000	370,603
Berry Global, Inc.
4.88%, 07/15/26 (a)(g)	243,000	242,256
BHP Billiton Finance USA Ltd.
5.25%, 09/08/33 (a)	315,000	329,978

See Notes to Schedules of Investments and Notes to Financial Statements.
9

State Street Income Fund
Schedule of Investments, continued — September 30, 2024
	Principal Amount	Fair Value
5.50%, 09/08/53 (a)	$108,000	$115,134
Biogen, Inc.
2.25%, 05/01/30 (a)	83,000	74,111
BlackRock TCP Capital Corp.
6.95%, 05/30/29 (a)	2,010,000	2,048,632
Block Financial LLC
2.50%, 07/15/28 (a)	234,000	217,271
3.88%, 08/15/30 (a)	75,000	71,759
BNP Paribas SA (2.82% fixed rate until 11/19/24; 1.37% + 3 mo. Term SOFR thereafter)
2.82%, 11/19/25 (a)(b)(g)	405,000	403,453
BNP Paribas SA (5.13% fixed rate until 11/15/27; 2.84% + 5 yr. USD Swap thereafter)
5.13%, 11/15/27 (a)(b)(g)	400,000	379,952
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	158,000	158,709
Boeing Co.
2.20%, 02/04/26 (a)	447,000	430,693
2.70%, 02/01/27 (a)	383,000	363,138
2.95%, 02/01/30 (a)	98,000	87,623
3.25%, 03/01/28 (a)	49,000	46,177
3.55%, 03/01/38 (a)	65,000	50,749
3.75%, 02/01/50 (a)	99,000	69,525
5.04%, 05/01/27 (a)	563,000	564,717
5.15%, 05/01/30 (a)	318,000	318,709
5.81%, 05/01/50 (a)	595,000	574,865
Boston Properties LP
3.40%, 06/21/29 (a)	409,000	382,476
Boston Scientific Corp.
4.70%, 03/01/49 (a)	29,000	27,653
BP Capital Markets America, Inc.
3.00%, 02/24/50 (a)	221,000	153,184
3.38%, 02/08/61 (a)	222,000	156,288
4.81%, 02/13/33 (a)	367,000	371,852
5.23%, 11/17/34 (a)	1,119,000	1,165,047
BP Capital Markets PLC (4.38% fixed rate until 06/22/25; 4.04% + 5 yr. CMT thereafter)
4.38%, 06/22/25 (a)(b)	70,000	69,290
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 yr. CMT thereafter)
4.88%, 03/22/30 (a)(b)	242,000	239,645
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	190,000	162,594
	Principal Amount	Fair Value
2.35%, 11/13/40 (a)	$120,000	$85,921
3.20%, 06/15/26 (a)	92,000	90,822
3.40%, 07/26/29 (a)	52,000	50,510
3.55%, 03/15/42 (a)	117,000	97,928
4.13%, 06/15/39 (a)	157,000	145,390
4.25%, 10/26/49 (a)	157,000	137,876
4.35%, 11/15/47 (a)	21,000	18,790
4.55%, 02/20/48 (a)	44,000	40,534
5.20%, 02/22/34 (a)	587,000	618,592
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	329,000	303,407
3.90%, 03/15/27 (a)	65,000	63,965
Broadcom, Inc.
3.14%, 11/15/35 (a)(g)	109,000	93,191
3.19%, 11/15/36 (a)(g)	14,000	11,859
3.42%, 04/15/33 (a)(g)	846,000	768,549
3.47%, 04/15/34 (a)(g)	13,000	11,715
4.15%, 11/15/30 (a)	113,000	111,171
4.30%, 11/15/32 (a)	184,000	180,855
4.93%, 05/15/37 (a)(g)	151,000	150,734
Brown-Forman Corp.
4.00%, 04/15/38 (a)	42,000	38,898
Bunge Ltd. Finance Corp.
3.75%, 09/25/27 (a)	56,000	55,375
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	162,000	142,262
4.55%, 09/01/44 (a)	244,000	230,460
Cameron LNG LLC
3.30%, 01/15/35 (a)(g)	78,000	67,244
Campbell Soup Co.
5.40%, 03/21/34 (a)	318,000	332,956
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	176,000	173,536
4.95%, 06/01/47 (a)	123,000	113,119
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	382,000	363,469
3.10%, 12/02/51 (a)	126,000	90,045
3.50%, 05/01/50 (a)	145,000	112,549
Capital One Financial Corp.
3.75%, 07/28/26 (a)	343,000	338,297
Carlisle Cos., Inc.
2.20%, 03/01/32 (a)	449,000	380,554
Carrier Global Corp.
2.72%, 02/15/30 (a)	179,000	165,342
3.58%, 04/05/50 (a)	142,000	112,054
5.90%, 03/15/34 (a)	174,000	189,851

See Notes to Schedules of Investments and Notes to Financial Statements.
10

State Street Income Fund
Schedule of Investments, continued — September 30, 2024
	Principal Amount	Fair Value
CDW LLC/CDW Finance Corp.
5.10%, 03/01/30 (a)	$820,000	$832,833
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	166,000	143,064
3.75%, 02/15/52 (a)	221,000	162,780
Centene Corp.
3.00%, 10/15/30 (a)	159,000	142,313
4.25%, 12/15/27 (a)	972,000	955,155
CenterPoint Energy, Inc.
2.65%, 06/01/31 (a)	316,000	280,289
Charles Schwab Corp.
2.45%, 03/03/27 (a)	1,477,000	1,418,363
2.90%, 03/03/32 (a)	141,000	126,612
Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 yr. CMT thereafter)
4.00%, 12/01/30 (a)(b)	408,000	365,193
Charles Schwab Corp. (5.64% fixed rate until 05/19/28; 2.21% + SOFR thereafter)
5.64%, 05/19/29 (a)(b)	817,000	853,218
Charles Schwab Corp. (6.14% fixed rate until 08/24/33; 2.01% + SOFR thereafter)
6.14%, 08/24/34 (a)(b)	613,000	670,199
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (a)	252,000	176,871
3.70%, 04/01/51 (a)	767,000	488,878
4.80%, 03/01/50 (a)	379,000	289,348
6.55%, 06/01/34 (a)	933,000	969,191
Cheniere Energy, Inc.
5.65%, 04/15/34 (a)(g)	318,000	329,289
Chesapeake Energy Corp.
6.75%, 04/15/29 (a)(g)	1,903,000	1,939,233
Chevron Corp.
2.24%, 05/11/30 (a)	83,000	75,361
Chevron USA, Inc.
3.85%, 01/15/28 (a)	292,000	292,540
3.90%, 11/15/24 (a)	101,000	100,824
Chubb INA Holdings LLC
4.35%, 11/03/45 (a)	131,000	120,858
Church & Dwight Co., Inc.
2.30%, 12/15/31 (a)	209,000	182,417
Cigna Group
2.40%, 03/15/30 (a)	144,000	130,342
	Principal Amount	Fair Value
3.25%, 04/15/25 (a)	$150,000	$148,742
3.40%, 03/01/27 - 03/15/51 (a)	270,000	226,137
4.38%, 10/15/28 (a)	83,000	83,317
Cisco Systems, Inc.
5.30%, 02/26/54 (a)	477,000	505,863
5.35%, 02/26/64 (a)	477,000	506,126
5.90%, 02/15/39 (a)	96,000	108,127
Citadel Finance LLC
3.38%, 03/09/26 (a)(g)	1,500,000	1,465,155
Citigroup, Inc.
4.45%, 09/29/27 (a)	202,000	202,164
4.65%, 07/23/48 (a)	438,000	413,402
Citigroup, Inc. (2.56% fixed rate until 05/01/31; 1.17% + SOFR thereafter)
2.56%, 05/01/32 (a)(b)	278,000	244,406
Citigroup, Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(b)	169,000	157,091
Citigroup, Inc. (3.79% fixed rate until 03/17/32; 1.94% + SOFR thereafter)
3.79%, 03/17/33 (a)(b)	1,360,000	1,273,504
Citigroup, Inc. (3.88% fixed rate until 01/24/38; 1.43% + 3 mo. Term SOFR thereafter)
3.88%, 01/24/39 (a)(b)	80,000	71,398
Citigroup, Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70%, 01/30/25 (a)(b)	553,000	549,820
Citigroup, Inc. (6.17% fixed rate until 05/25/33; 2.66% + SOFR thereafter)
6.17%, 05/25/34 (a)(b)	367,000	391,637
Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(g)	486,000	487,521
Clorox Co.
1.80%, 05/15/30 (a)	226,000	197,784
CME Group, Inc.
2.65%, 03/15/32 (a)	182,000	164,501
3.75%, 06/15/28 (a)	87,000	86,498
CMS Energy Corp.
4.88%, 03/01/44 (a)	297,000	284,434
Coca-Cola Co.
2.60%, 06/01/50 (a)	184,000	124,378
2.75%, 06/01/60 (a)	125,000	81,994

See Notes to Schedules of Investments and Notes to Financial Statements.
11

State Street Income Fund
Schedule of Investments, continued — September 30, 2024
	Principal Amount	Fair Value
Comcast Corp.
2.65%, 08/15/62 (a)	$137,000	$81,148
2.80%, 01/15/51 (a)	155,000	102,832
2.89%, 11/01/51 (a)	145,000	97,334
2.94%, 11/01/56 (a)	120,000	78,394
2.99%, 11/01/63 (a)	114,000	72,243
3.20%, 07/15/36 (a)	167,000	143,445
3.25%, 11/01/39 (a)	270,000	220,582
3.97%, 11/01/47 (a)	185,000	154,532
4.15%, 10/15/28 (a)	184,000	184,261
5.65%, 06/01/54 (a)	528,000	563,117
Commonwealth Bank of Australia
3.78%, 03/14/32 (a)(g)	400,000	370,684
Conagra Brands, Inc.
5.30%, 11/01/38 (a)	73,000	73,275
ConocoPhillips Co.
5.55%, 03/15/54 (a)	360,000	376,474
5.70%, 09/15/63 (a)	371,000	396,981
Consolidated Edison Co. of New York, Inc.
2.90%, 12/01/26 (a)	225,000	218,875
3.35%, 04/01/30 (a)	87,000	83,794
3.88%, 06/15/47 (a)	103,000	84,610
3.95%, 04/01/50 (a)	145,000	124,230
Constellation Brands, Inc.
3.15%, 08/01/29 (a)	386,000	366,225
3.70%, 12/06/26 (a)	180,000	178,175
4.50%, 05/09/47 (a)	160,000	144,322
Constellation Energy Generation LLC
6.50%, 10/01/53 (a)	245,000	283,428
Continental Resources, Inc.
2.88%, 04/01/32 (a)(g)	264,000	223,289
COPT Defense Properties LP
2.00%, 01/15/29 (a)	269,000	239,006
2.25%, 03/15/26 (a)	222,000	214,381
2.75%, 04/15/31 (a)	139,000	121,582
Corebridge Financial, Inc.
3.90%, 04/05/32 (a)	785,000	736,079
Corning, Inc.
4.38%, 11/15/57 (a)	92,000	78,427
Coterra Energy, Inc.
5.60%, 03/15/34 (a)	953,000	986,431
Crown Castle, Inc.
2.90%, 03/15/27 (a)	648,000	626,972
3.30%, 07/01/30 (a)	507,000	474,233
CSL Finance PLC
4.25%, 04/27/32 (a)(g)	371,000	364,838
	Principal Amount	Fair Value
5.11%, 04/03/34 (a)(g)	$127,000	$131,488
5.42%, 04/03/54 (a)(g)	64,000	66,119
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	269,000	248,598
CubeSmart LP
2.50%, 02/15/32 (a)	320,000	277,059
4.38%, 02/15/29 (a)	239,000	237,595
CVS Health Corp.
3.00%, 08/15/26 (a)	199,000	194,411
3.63%, 04/01/27 (a)	188,000	185,370
3.75%, 04/01/30 (a)	137,000	131,319
3.88%, 07/20/25 (a)	116,000	115,176
4.25%, 04/01/50 (a)	114,000	92,220
4.30%, 03/25/28 (a)	16,000	15,951
4.78%, 03/25/38 (a)	123,000	116,140
5.00%, 12/01/24 (a)	270,000	269,754
5.13%, 07/20/45 (a)	137,000	127,689
5.30%, 06/01/33 - 12/05/43 (a)	705,000	707,119
5.88%, 06/01/53 (a)	140,000	142,370
6.00%, 06/01/63 (a)	56,000	57,202
Daimler Truck Finance North America LLC
2.38%, 12/14/28 (a)(g)	394,000	364,036
2.50%, 12/14/31 (a)(g)	394,000	341,354
Dell International LLC/EMC Corp.
6.02%, 06/15/26 (a)	21,000	21,511
8.35%, 07/15/46 (a)	5,000	6,763
Deutsche Bank AG (2.31% fixed rate until 11/16/26; 1.22% + SOFR thereafter)
2.31%, 11/16/27 (a)(b)	1,010,000	960,288
Deutsche Bank AG (3.74% fixed rate until 10/07/31; 2.26% + SOFR thereafter)
3.74%, 01/07/33 (a)(b)	398,000	348,377
Deutsche Bank AG (6.82% fixed rate until 11/20/28; 2.51% + SOFR thereafter)
6.82%, 11/20/29 (a)(b)	841,000	904,445
Deutsche Bank AG (7.08% fixed rate until 11/10/32; 3.65% + SOFR thereafter)
7.08%, 02/10/34 (a)(b)	410,000	442,210
Deutsche Telekom AG
3.63%, 01/21/50 (a)(g)	309,000	238,721
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	157,000	146,225
3.25%, 11/15/39 (a)	101,000	85,262

See Notes to Schedules of Investments and Notes to Financial Statements.
12

State Street Income Fund
Schedule of Investments, continued — September 30, 2024
	Principal Amount	Fair Value
3.40%, 11/15/49 (a)	$53,000	$41,194
Diamondback Energy, Inc.
3.13%, 03/24/31 (a)	221,000	201,406
4.40%, 03/24/51 (a)	125,000	104,040
5.40%, 04/18/34 (a)	783,000	799,224
5.75%, 04/18/54 (a)	288,000	290,163
Digital Realty Trust LP
3.60%, 07/01/29 (a)	257,000	248,408
Discover Bank
2.70%, 02/06/30 (a)	285,000	256,426
Discovery Communications LLC
3.95%, 03/20/28 (a)	132,000	125,874
5.00%, 09/20/37 (a)	61,000	52,947
Dollar General Corp.
3.50%, 04/03/30 (a)	95,000	89,431
4.13%, 04/03/50 (a)	160,000	124,419
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	185,000	183,838
Dominion Energy, Inc.
3.38%, 04/01/30 (a)	296,000	280,587
Dover Corp.
2.95%, 11/04/29 (a)	162,000	151,760
Dow Chemical Co.
2.10%, 11/15/30 (a)	124,000	110,189
3.60%, 11/15/50 (a)	142,000	106,959
4.25%, 10/01/34 (a)	76,000	73,642
5.15%, 02/15/34 (a)	319,000	327,575
5.55%, 11/30/48 (a)	100,000	100,974
6.30%, 03/15/33 (a)	315,000	347,747
DTE Energy Co.
2.85%, 10/01/26 (a)	95,000	92,477
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	119,000	99,008
Duke Energy Corp.
2.55%, 06/15/31 (a)	453,000	400,402
3.30%, 06/15/41 (a)	411,000	324,053
3.50%, 06/15/51 (a)	411,000	304,165
3.75%, 09/01/46 (a)	628,000	498,123
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	113,000	99,277
DuPont de Nemours, Inc.
5.42%, 11/15/48 (a)	66,000	72,985
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (a)(g)	310,000	302,755
Eastman Chemical Co.
4.65%, 10/15/44 (a)	183,000	165,932
Eaton Corp.
3.10%, 09/15/27 (a)	100,000	97,659
	Principal Amount	Fair Value
Edison International
4.95%, 04/15/25 (a)	$471,000	$470,675
5.75%, 06/15/27 (a)	59,000	60,902
EIDP, Inc.
2.30%, 07/15/30 (a)	123,000	111,051
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	233,000	200,035
Elevance Health, Inc.
2.88%, 09/15/29 (a)	80,000	75,066
3.60%, 03/15/51 (a)	100,000	76,915
3.70%, 09/15/49 (a)	92,000	72,383
5.13%, 02/15/53 (a)	69,000	67,654
5.65%, 06/15/54 (a)	184,000	194,258
6.10%, 10/15/52 (a)	158,000	175,298
Eli Lilly & Co.
5.00%, 02/09/54 (a)	126,000	128,090
5.10%, 02/09/64 (a)	479,000	489,102
Emera U.S. Finance LP
2.64%, 06/15/31 (a)	458,000	397,814
Emerson Electric Co.
1.80%, 10/15/27 (a)	105,000	98,540
2.75%, 10/15/50 (a)	92,000	62,991
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	26,000	26,144
Enbridge, Inc.
1.60%, 10/04/26 (a)	676,000	641,612
Enbridge, Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 yr. CMT thereafter)
5.75%, 07/15/80 (a)(b)	409,000	401,577
Energy Transfer LP
5.25%, 07/01/29 (a)	2,112,000	2,177,155
5.30%, 04/01/44 - 04/15/47 (a)	304,000	288,442
5.35%, 05/15/45 (a)	252,000	239,990
5.75%, 02/15/33 (a)	158,000	165,616
5.95%, 05/15/54 (a)	137,000	140,222
6.10%, 12/01/28 (a)	642,000	681,920
6.40%, 12/01/30 (a)	250,000	272,150
6.50%, 02/01/42 (a)	142,000	155,010
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 yr. CMT thereafter)
6.75%, 05/15/25 (a)(b)	1,607,000	1,601,199
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	309,000	266,849
4.85%, 01/31/34 (a)	952,000	965,690

See Notes to Schedules of Investments and Notes to Financial Statements.
13

State Street Income Fund
Schedule of Investments, continued — September 30, 2024
	Principal Amount	Fair Value
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.30% + 3 mo. Term SOFR thereafter)
5.25%, 08/16/77 (a)(b)	$88,000	$86,936
EOG Resources, Inc.
4.15%, 01/15/26 (a)	105,000	105,017
5.10%, 01/15/36 (a)	65,000	65,497
Equinix, Inc.
1.25%, 07/15/25 (a)	348,000	338,159
2.15%, 07/15/30 (a)	263,000	232,387
ERP Operating LP
4.50%, 07/01/44 (a)	61,000	56,177
Estee Lauder Cos., Inc.
2.38%, 12/01/29 (a)	126,000	115,669
3.13%, 12/01/49 (a)	159,000	115,943
Eversource Energy
3.45%, 01/15/50 (a)	200,000	149,152
Exelon Corp.
4.05%, 04/15/30 (a)	303,000	298,391
4.45%, 04/15/46 (a)	188,000	167,472
4.70%, 04/15/50 (a)	201,000	184,592
5.60%, 03/15/53 (a)	598,000	623,170
Extra Space Storage LP
2.20%, 10/15/30 (a)	227,000	198,918
3.90%, 04/01/29 (a)	149,000	145,487
5.90%, 01/15/31 (a)	656,000	696,108
Exxon Mobil Corp.
2.61%, 10/15/30 (a)	566,000	521,603
3.45%, 04/15/51 (a)	335,000	259,803
FedEx Corp.
4.10%, 02/01/45 (a)	407,000	342,507
Fidelity National Financial, Inc.
3.20%, 09/17/51 (a)	287,000	192,066
Fidelity National Information Services, Inc.
3.10%, 03/01/41 (a)	50,000	38,592
FirstEnergy Corp.
3.40%, 03/01/50 (a)	254,000	186,881
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(g)	368,000	331,152
Fiserv, Inc.
3.50%, 07/01/29 (a)	123,000	118,816
4.40%, 07/01/49 (a)	72,000	63,651
Florida Power & Light Co.
2.85%, 04/01/25 (a)	507,000	502,336
4.13%, 02/01/42 (a)	110,000	99,337
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	196,000	170,965
	Principal Amount	Fair Value
Flowserve Corp.
2.80%, 01/15/32 (a)	$250,000	$216,355
Ford Motor Credit Co. LLC
6.13%, 03/08/34 (a)	1,662,000	1,682,376
Fox Corp.
6.50%, 10/13/33 (a)	381,000	416,780
Freeport-McMoRan, Inc.
4.25%, 03/01/30 (a)	334,000	327,069
GA Global Funding Trust
1.63%, 01/15/26 (a)(g)	297,000	285,946
General Dynamics Corp.
4.25%, 04/01/50 (a)	142,000	128,114
General Mills, Inc.
3.00%, 02/01/51 (a)	148,000	102,240
General Motors Co.
5.20%, 04/01/45 (a)	28,000	25,494
5.40%, 04/01/48 (a)	65,000	59,942
6.13%, 10/01/25 (a)	310,000	312,979
6.80%, 10/01/27 (a)	131,000	138,682
General Motors Financial Co., Inc.
1.25%, 01/08/26 (a)	368,000	353,140
2.35%, 01/08/31 (a)	161,000	137,592
5.25%, 03/01/26 (a)	128,000	128,896
5.85%, 04/06/30 (a)	1,101,000	1,147,121
6.10%, 01/07/34 (a)	959,000	997,600
Genuine Parts Co.
2.75%, 02/01/32 (a)	169,000	147,733
Georgia Power Co.
5.25%, 03/15/34 (a)	1,272,000	1,333,031
Georgia-Pacific LLC
1.75%, 09/30/25 (a)(g)	411,000	400,758
3.60%, 03/01/25 (a)(g)	722,000	717,639
Gilead Sciences, Inc.
2.60%, 10/01/40 (a)	154,000	115,221
2.95%, 03/01/27 (a)	30,000	29,255
3.50%, 02/01/25 (a)	109,000	108,486
3.65%, 03/01/26 (a)	99,000	98,211
4.15%, 03/01/47 (a)	74,000	64,845
4.60%, 09/01/35 (a)	188,000	188,184
5.25%, 10/15/33 (a)	192,000	202,472
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	200,000	194,200
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25 (a)	225,000	223,884
Goldman Sachs Group, Inc.
3.85%, 01/26/27 (a)	909,000	900,674
4.25%, 10/21/25 (a)	236,000	235,169
5.15%, 05/22/45 (a)	71,000	70,921

See Notes to Schedules of Investments and Notes to Financial Statements.
14

State Street Income Fund
Schedule of Investments, continued — September 30, 2024
	Principal Amount	Fair Value
Goldman Sachs Group, Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54%, 09/10/27 (a)(b)	$341,000	$323,213
Goldman Sachs Group, Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38%, 07/21/32 (a)(b)	185,000	160,397
Goldman Sachs Group, Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91%, 07/21/42 (a)(b)	152,000	115,400
Goldman Sachs Group, Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21%, 04/22/42 (a)(b)	230,000	182,990
Goldman Sachs Group, Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44%, 02/24/43 (a)(b)	389,000	316,665
Goldman Sachs Group, Inc. (3.81% fixed rate until 04/23/28; 1.42% + 3 mo. Term SOFR thereafter)
3.81%, 04/23/29 (a)(b)	107,000	104,895
Goldman Sachs Group, Inc. (4.02% fixed rate until 10/31/37; 1.64% + 3 mo. Term SOFR thereafter)
4.02%, 10/31/38 (a)(b)	111,000	100,654
Goldman Sachs Group, Inc. (4.22% fixed rate until 05/01/28; 1.56% + 3 mo. Term SOFR thereafter)
4.22%, 05/01/29 (a)(b)	176,000	174,951
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(g)	250,000	236,237
Gray Oak Pipeline LLC
2.60%, 10/15/25 (a)(g)	373,000	363,720
Haleon U.S. Capital LLC
3.38%, 03/24/27 (a)	462,000	453,786
3.63%, 03/24/32 (a)	610,000	573,229
4.00%, 03/24/52 (a)	250,000	212,185
Halliburton Co.
3.80%, 11/15/25 (a)	3,000	2,979
5.00%, 11/15/45 (a)	93,000	89,276
	Principal Amount	Fair Value
Harley-Davidson Financial Services, Inc.
5.95%, 06/11/29 (a)(g)	$1,269,000	$1,300,382
Hartford Financial Services Group, Inc. (7.50% fixed rate until 10/31/24; 2.39% + 3 mo. Term SOFR thereafter)
7.50%, 02/12/67 (a)(b)(g)	257,000	236,990
HCA, Inc.
3.13%, 03/15/27 (a)	520,000	505,253
3.38%, 03/15/29 (a)	317,000	302,770
3.50%, 09/01/30 (a)	185,000	174,329
3.63%, 03/15/32 (a)	147,000	135,963
4.63%, 03/15/52 (a)	354,000	307,166
5.38%, 02/01/25 (a)	1,630,000	1,630,489
5.60%, 04/01/34 (a)	411,000	428,307
6.00%, 04/01/54 (a)	190,000	200,860
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30 (a)(g)	225,000	200,403
3.20%, 06/01/50 (a)(g)	92,000	63,552
Healthcare Realty Holdings LP
2.00%, 03/15/31 (a)	134,000	112,192
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	135,000	115,704
Hess Corp.
5.60%, 02/15/41 (a)	48,000	49,929
5.80%, 04/01/47 (a)	30,000	31,657
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)	44,000	48,221
Highwoods Realty LP
4.13%, 03/15/28 (a)	97,000	94,175
4.20%, 04/15/29 (a)	236,000	228,056
7.65%, 02/01/34 (a)	67,000	76,952
Home Depot, Inc.
2.70%, 04/15/30 (a)	92,000	85,581
3.35%, 04/15/50 (a)	184,000	141,185
3.50%, 09/15/56 (a)	88,000	67,755
3.90%, 12/06/28 - 06/15/47 (a)	197,000	180,770
4.50%, 12/06/48 (a)	80,000	74,787
4.95%, 06/25/34 - 09/15/52 (a)	352,000	360,834
5.30%, 06/25/54 (a)	107,000	112,469
5.40%, 06/25/64 (a)	189,000	200,066
Honeywell International, Inc.
1.75%, 09/01/31 (a)	253,000	217,102
2.70%, 08/15/29 (a)	183,000	172,834

See Notes to Schedules of Investments and Notes to Financial Statements.
15

State Street Income Fund
Schedule of Investments, continued — September 30, 2024
	Principal Amount	Fair Value
5.25%, 03/01/54 (a)	$739,000	$770,614
Hormel Foods Corp.
1.80%, 06/11/30 (a)	328,000	288,692
Howmet Aerospace, Inc.
5.95%, 02/01/37 (a)	490,000	535,967
HSBC Holdings PLC (2.01% fixed rate until 09/22/27; 1.73% + SOFR thereafter)
2.01%, 09/22/28 (a)(b)	463,000	432,099
HSBC Holdings PLC (2.87% fixed rate until 11/22/31; 1.41% + SOFR thereafter)
2.87%, 11/22/32 (a)(b)	520,000	457,174
HSBC Holdings PLC (3.00% fixed rate until 03/10/25; 1.43% + SOFR thereafter)
3.00%, 03/10/26 (a)(b)	493,000	488,386
HSBC Holdings PLC (4.00% fixed rate until 03/09/26; 3.22% + 5 yr. CMT thereafter)
4.00%, 03/09/26 (a)(b)	323,000	313,006
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.61% + 3 mo. Term SOFR thereafter)
4.29%, 09/12/26 (a)(b)	565,000	562,587
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + 5 yr. USD ICE Swap thereafter)
6.00%, 05/22/27 (a)(b)	401,000	402,825
HSBC Holdings PLC (6.88% fixed rate until 09/11/29; 3.30% + 5 yr. CMT thereafter)
6.88%, 09/11/29 (a)(b)	1,290,000	1,329,784
HSBC Holdings PLC (8.11% fixed rate until 11/03/32; 4.25% + SOFR thereafter)
8.11%, 11/03/33 (a)(b)	598,000	711,949
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	368,000	332,216
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28 (a)	439,000	403,142
Hyundai Capital America
5.40%, 01/08/31 (a)(g)	1,438,000	1,486,058
IBM International Capital Pte. Ltd.
5.25%, 02/05/44 (a)	662,000	674,280
5.30%, 02/05/54 (a)	270,000	273,035
	Principal Amount	Fair Value
Imperial Brands Finance PLC
3.50%, 07/26/26 (a)(g)	$388,000	$380,473
5.50%, 02/01/30 (a)(g)	1,854,000	1,912,698
5.88%, 07/01/34 (a)(g)	1,490,000	1,548,453
6.13%, 07/27/27 (a)(g)	300,000	311,946
Indiana Michigan Power Co.
3.25%, 05/01/51 (a)	204,000	146,097
ING Groep NV (5.88% fixed rate until 04/01/26; 1.01% + SOFR thereafter)
5.88%, 04/01/27 (a)(b)	436,000	437,609
Ingersoll Rand, Inc.
5.70%, 08/14/33 (a)	510,000	546,388
Ingredion, Inc.
3.90%, 06/01/50 (a)	97,000	77,068
Intel Corp.
2.00%, 08/12/31 (a)	286,000	239,079
2.45%, 11/15/29 (a)	354,000	318,310
2.80%, 08/12/41 (a)	331,000	230,115
3.10%, 02/15/60 (a)	168,000	102,164
5.63%, 02/10/43 (a)	145,000	144,146
5.70%, 02/10/53 (a)	129,000	126,710
Intercontinental Exchange, Inc.
1.85%, 09/15/32 (a)	82,000	67,978
2.65%, 09/15/40 (a)	62,000	46,785
International Business Machines Corp.
3.45%, 02/19/26 (a)	295,000	292,085
4.15%, 05/15/39 (a)	169,000	155,460
Interstate Power & Light Co.
3.40%, 08/15/25 (a)	786,000	778,517
Intuit, Inc.
5.50%, 09/15/53 (a)	362,000	389,034
ITC Holdings Corp.
2.95%, 05/14/30 (a)(g)	504,000	465,232
J.M. Smucker Co.
6.50%, 11/15/43 - 11/15/53 (a)	740,000	847,204
Jacobs Engineering Group, Inc.
5.90%, 03/01/33 (a)	834,000	874,774
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
5.13%, 02/01/28 (a)	598,000	605,894
5.75%, 04/01/33 (a)	145,000	150,139
6.75%, 03/15/34 (a)(g)	517,000	572,676
Jefferies Financial Group, Inc.
5.88%, 07/21/28 (a)	614,000	640,856

See Notes to Schedules of Investments and Notes to Financial Statements.
16

State Street Income Fund
Schedule of Investments, continued — September 30, 2024
	Principal Amount	Fair Value
Johnson & Johnson
3.63%, 03/03/37 (a)	$88,000	$81,704
Johnson Controls International PLC
4.50%, 02/15/47 (a)	80,000	71,615
JPMorgan Chase & Co. (1.58% fixed rate until 04/22/26; 0.89% + SOFR thereafter)
1.58%, 04/22/27 (a)(b)	609,000	583,690
JPMorgan Chase & Co. (2.96% fixed rate until 01/25/32; 1.26% + SOFR thereafter)
2.96%, 01/25/33 (a)(b)	2,116,000	1,902,686
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + 3 mo. Term SOFR thereafter)
2.96%, 05/13/31 (a)(b)	352,000	323,953
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16%, 04/22/42 (a)(b)	294,000	235,800
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.62% + 3 mo. Term SOFR thereafter)
3.88%, 07/24/38 (a)(b)	230,000	210,158
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.48% + 3 mo. Term SOFR thereafter)
3.90%, 01/23/49 (a)(b)	689,000	588,165
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.51% + 3 mo. Term SOFR thereafter)
3.96%, 01/29/27 (a)(b)	386,000	383,765
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.38% + 3 mo. Term SOFR thereafter)
4.01%, 04/23/29 (a)(b)	160,000	158,272
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.72% + 3 mo. Term SOFR thereafter)
4.03%, 07/24/48 (a)(b)	156,000	136,171
	Principal Amount	Fair Value
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + 3 mo. Term SOFR thereafter)
4.49%, 03/24/31 (a)(b)	$535,000	$537,985
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + 3 mo. Term SOFR thereafter)
4.60%, 02/01/25 (a)(b)	602,000	598,322
JPMorgan Chase & Co. (5.34% fixed rate until 01/23/34; 1.62% + SOFR thereafter)
5.34%, 01/23/35 (a)(b)	369,000	385,815
Kaiser Foundation Hospitals
3.27%, 11/01/49 (a)	289,000	220,024
Kenvue, Inc.
4.90%, 03/22/33 (a)	293,000	303,214
5.05%, 03/22/53 (a)	232,000	237,979
5.20%, 03/22/63 (a)	141,000	144,581
Keurig Dr. Pepper, Inc.
3.20%, 05/01/30 (a)	180,000	169,866
3.80%, 05/01/50 (a)	157,000	126,997
KeyBank NA
4.90%, 08/08/32 (a)	500,000	486,140
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (a)	35,000	31,162
5.00%, 03/01/43 (a)	70,000	64,397
6.38%, 03/01/41 (a)	61,000	65,207
Kinder Morgan, Inc.
1.75%, 11/15/26 (a)	785,000	746,095
5.05%, 02/15/46 (a)	57,000	52,679
5.20%, 06/01/33 (a)	178,000	180,246
KLA Corp.
3.30%, 03/01/50 (a)	183,000	138,282
Kraft Heinz Foods Co.
5.20%, 07/15/45 (a)	340,000	335,264
Kroger Co.
2.20%, 05/01/30 (a)	145,000	129,134
4.65%, 01/15/48 (a)	69,000	62,413
5.00%, 09/15/34 (a)	280,000	282,453
5.50%, 09/15/54 (a)	145,000	145,876
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	359,000	341,348
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	131,000	130,131
Las Vegas Sands Corp.
5.90%, 06/01/27 (a)	731,000	751,059

See Notes to Schedules of Investments and Notes to Financial Statements.
17

State Street Income Fund
Schedule of Investments, continued — September 30, 2024
	Principal Amount	Fair Value
6.20%, 08/15/34 (a)	$412,000	$431,187
Leidos, Inc.
3.63%, 05/15/25 (a)	154,000	152,677
4.38%, 05/15/30 (a)	671,000	660,096
5.75%, 03/15/33 (a)	365,000	384,166
Liberty Mutual Group, Inc.
3.95%, 05/15/60 (a)(g)	81,000	59,610
Lincoln National Corp.
4.35%, 03/01/48 (a)	294,000	241,230
Lloyds Banking Group PLC
3.75%, 01/11/27 (a)	372,000	367,938
Lloyds Banking Group PLC (2.44% fixed rate until 02/05/25; 1.00% + 1 yr. CMT thereafter)
2.44%, 02/05/26 (a)(b)	400,000	396,208
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	58,000	57,602
3.80%, 03/01/45 (a)	53,000	45,577
4.50%, 05/15/36 (a)	148,000	147,753
Lowe's Cos., Inc.
1.30%, 04/15/28 (a)	108,000	98,038
1.70%, 09/15/28 - 10/15/30 (a)	335,000	301,076
3.00%, 10/15/50 (a)	185,000	125,772
3.70%, 04/15/46 (a)	65,000	51,628
4.05%, 05/03/47 (a)	156,000	130,589
5.63%, 04/15/53 (a)	292,000	303,849
LYB International Finance III LLC
1.25%, 10/01/25 (a)	128,000	123,703
3.63%, 04/01/51 (a)	93,000	69,211
3.80%, 10/01/60 (a)	81,000	59,657
M&T Bank Corp. (5.05% fixed rate until 01/27/33; 1.85% + SOFR thereafter)
5.05%, 01/27/34 (a)(b)	1,306,000	1,294,612
Marsh & McLennan Cos., Inc.
2.90%, 12/15/51 (a)	181,000	121,911
Masco Corp.
3.50%, 11/15/27 (a)	47,000	45,919
McCormick & Co., Inc.
1.85%, 02/15/31 (a)	117,000	99,985
3.25%, 11/15/25 (a)	1,165,000	1,149,086
McDonald's Corp.
3.60%, 07/01/30 (a)	242,000	234,890
3.63%, 09/01/49 (a)	113,000	89,000
Medtronic Global Holdings SCA
4.50%, 03/30/33 (a)	885,000	890,009
	Principal Amount	Fair Value
Medtronic, Inc.
4.63%, 03/15/45 (a)	$24,000	$23,030
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	320,000	282,928
Mercedes-Benz Finance North America LLC
5.38%, 11/26/25 (a)(g)	845,000	854,903
Merck & Co., Inc.
1.90%, 12/10/28 (a)	468,000	431,515
2.45%, 06/24/50 (a)	253,000	162,725
2.75%, 12/10/51 (a)	178,000	120,298
2.90%, 12/10/61 (a)	87,000	56,005
4.00%, 03/07/49 (a)	67,000	58,078
4.50%, 05/17/33 (a)	333,000	338,325
5.00%, 05/17/53 (a)	88,000	88,661
Meritage Homes Corp.
3.88%, 04/15/29 (a)(g)	1,272,000	1,214,340
Meta Platforms, Inc.
3.85%, 08/15/32 (a)	685,000	665,923
4.45%, 08/15/52 (a)	391,000	360,600
MetLife, Inc.
4.72%, 12/15/44 (a)	106,000	100,538
Micron Technology, Inc.
3.37%, 11/01/41 (a)	239,000	185,466
3.48%, 11/01/51 (a)	335,000	245,113
5.30%, 01/15/31 (a)	323,000	335,691
Microsoft Corp.
2.40%, 08/08/26 (a)	132,000	128,745
2.68%, 06/01/60 (a)	74,000	48,816
2.92%, 03/17/52 (a)	561,000	411,802
3.45%, 08/08/36 (a)	50,000	46,618
3.50%, 02/12/35 (a)	134,000	127,979
Mid-America Apartments LP
2.88%, 09/15/51 (a)	285,000	192,007
Mizuho Financial Group, Inc.
2.84%, 09/13/26 (a)	1,953,000	1,905,151
Molson Coors Beverage Co.
4.20%, 07/15/46 (a)	59,000	51,008
Morgan Stanley
3.63%, 01/20/27 (a)	131,000	129,754
3.97%, 07/22/38 (a)(b)	125,000	113,494
4.35%, 09/08/26 (a)	370,000	370,829
4.38%, 01/22/47 (a)	140,000	129,116
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51%, 07/20/27 (a)(b)	287,000	272,923

See Notes to Schedules of Investments and Notes to Financial Statements.
18

State Street Income Fund
Schedule of Investments, continued — September 30, 2024
	Principal Amount	Fair Value
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48%, 09/16/36 (a)(b)	$1,146,000	$959,122
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (a)(b)	637,000	439,657
Morgan Stanley (2.94% fixed rate until 01/21/32; 1.29% + SOFR thereafter)
2.94%, 01/21/33 (a)(b)	907,000	810,169
Morgan Stanley (5.47% fixed rate until 01/18/34; 1.73% + SOFR thereafter)
5.47%, 01/18/35 (a)(b)	329,000	343,989
MPLX LP
2.65%, 08/15/30 (a)	185,000	166,498
5.20%, 12/01/47 (a)	65,000	61,023
Mylan, Inc.
5.20%, 04/15/48 (a)	92,000	79,559
Nasdaq, Inc.
5.95%, 08/15/53 (a)	123,000	133,949
6.10%, 06/28/63 (a)	167,000	183,935
National Australia Bank Ltd. (3.35% fixed rate until 01/12/32; 1.70% + 5 yr. CMT thereafter)
3.35%, 01/12/37 (a)(b)(g)	494,000	438,628
NatWest Group PLC (3.75% fixed rate until 11/01/24; 2.10% + 5 yr. CMT thereafter)
3.75%, 11/01/29 (a)(b)	575,000	573,988
Netflix, Inc.
4.90%, 08/15/34 (a)	320,000	330,918
5.40%, 08/15/54 (a)	190,000	200,733
Nevada Power Co.
6.00%, 03/15/54 (a)	219,000	242,334
NewMarket Corp.
2.70%, 03/18/31 (a)	166,000	145,655
Newmont Corp.
4.88%, 03/15/42 (a)	107,000	105,783
NextEra Energy Capital Holdings, Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 mo. Term SOFR thereafter)
5.65%, 05/01/79 (a)(b)	183,000	182,768
NGPL PipeCo LLC
3.25%, 07/15/31 (a)(g)	261,000	231,684
	Principal Amount	Fair Value
Niagara Mohawk Power Corp.
5.66%, 01/17/54 (a)(g)	$325,000	$337,278
NIKE, Inc.
3.38%, 03/27/50 (a)	91,000	71,616
Nippon Life Insurance Co. (3.40% fixed rate until 01/23/30; 2.61% + 5 yr. CMT thereafter)
3.40%, 01/23/50 (a)(b)(g)	586,000	540,866
NNN REIT, Inc.
4.00%, 11/15/25 (a)	151,000	150,015
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	135,000	117,000
Northern Natural Gas Co.
5.63%, 02/01/54 (a)(g)	637,000	662,314
Northern Trust Corp.
6.13%, 11/02/32 (a)	391,000	431,641
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (a)(g)	489,000	365,219
NOV, Inc.
3.60%, 12/01/29 (a)	241,000	228,767
Novant Health, Inc.
3.32%, 11/01/61 (a)	171,000	120,456
Novartis Capital Corp.
2.20%, 08/14/30 (a)	264,000	239,620
3.00%, 11/20/25 (a)	23,000	22,731
Nutrien Ltd.
4.90%, 03/27/28 - 06/01/43 (a)	992,000	1,002,993
5.40%, 06/21/34 (a)	1,269,000	1,313,656
NVIDIA Corp.
2.85%, 04/01/30 (a)	92,000	87,033
3.50%, 04/01/50 (a)	123,000	100,940
Occidental Petroleum Corp.
6.13%, 01/01/31 (a)	657,000	693,214
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	168,000	158,851
Oncor Electric Delivery Co. LLC
3.80%, 09/30/47 (a)	67,000	55,069
ONEOK, Inc.
4.35%, 03/15/29 (a)	150,000	149,190
5.80%, 11/01/30 (a)	553,000	588,962
6.10%, 11/15/32 (a)	246,000	265,249
6.63%, 09/01/53 (a)	467,000	518,323
Oracle Corp.
1.65%, 03/25/26 (a)	342,000	328,761
2.30%, 03/25/28 (a)	127,000	119,200
2.65%, 07/15/26 (a)	191,000	185,749

See Notes to Schedules of Investments and Notes to Financial Statements.
19

State Street Income Fund
Schedule of Investments, continued — September 30, 2024
	Principal Amount	Fair Value
2.95%, 04/01/30 (a)	$277,000	$257,696
3.60%, 04/01/50 (a)	184,000	140,015
3.95%, 03/25/51 (a)	202,000	162,626
4.00%, 07/15/46 - 11/15/47 (a)	276,000	227,636
4.10%, 03/25/61 (a)	239,000	187,832
5.55%, 02/06/53 (a)	176,000	180,055
6.15%, 11/09/29 (a)	276,000	298,544
6.90%, 11/09/52 (a)	185,000	222,692
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	279,000	275,130
2.57%, 02/15/30 (a)	100,000	91,546
3.36%, 02/15/50 (a)	108,000	81,702
Owens Corning
3.88%, 06/01/30 (a)	720,000	696,118
4.40%, 01/30/48 (a)	79,000	67,195
5.70%, 06/15/34 (a)	554,000	588,165
5.95%, 06/15/54 (a)	148,000	157,090
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	197,000	184,709
2.50%, 02/01/31 (a)	353,000	309,394
3.00%, 06/15/28 (a)	333,000	316,919
3.30%, 08/01/40 (a)	353,000	274,479
3.50%, 08/01/50 (a)	154,000	111,518
4.30%, 03/15/45 (a)	235,000	196,977
PacifiCorp
2.70%, 09/15/30 (a)	182,000	165,247
2.90%, 06/15/52 (a)	456,000	295,087
5.80%, 01/15/55 (a)	325,000	341,133
6.25%, 10/15/37 (a)	285,000	315,509
Packaging Corp. of America
3.05%, 10/01/51 (a)	250,000	175,030
Paramount Global
2.90%, 01/15/27 (a)	46,000	44,024
3.70%, 06/01/28 (a)	83,000	78,728
5.25%, 04/01/44 (a)	32,000	25,595
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	145,000	139,238
4.50%, 09/15/29 (a)	256,000	258,993
Patterson-UTI Energy, Inc.
7.15%, 10/01/33 (a)	315,000	339,211
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	243,000	236,774
3.25%, 06/01/50 (a)	140,000	103,701
PepsiCo, Inc.
1.63%, 05/01/30 (a)	155,000	136,341
2.63%, 07/29/29 (a)	208,000	196,400
2.75%, 10/21/51 (a)	440,000	301,862
	Principal Amount	Fair Value
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28 (a)	$1,022,000	$1,037,126
4.75%, 05/19/33 (a)	337,000	344,006
5.30%, 05/19/53 (a)	137,000	141,685
5.34%, 05/19/63 (a)	231,000	237,018
Pfizer, Inc.
2.70%, 05/28/50 (a)	357,000	247,255
3.90%, 03/15/39 (a)	113,000	103,057
4.13%, 12/15/46 (a)	77,000	68,204
4.40%, 05/15/44 (a)	47,000	44,697
Philip Morris International, Inc.
1.50%, 05/01/25 (a)	171,000	167,891
2.10%, 05/01/30 (a)	82,000	73,195
3.38%, 08/15/29 (a)	120,000	115,518
4.13%, 03/04/43 (a)	53,000	46,344
5.13%, 02/15/30 (a)	543,000	563,134
5.25%, 02/13/34 (a)	395,000	410,204
5.63%, 11/17/29 (a)	263,000	279,106
Phillips 66 Co.
2.15%, 12/15/30 (a)	892,000	782,302
3.15%, 12/15/29 (a)	458,000	433,566
3.30%, 03/15/52 (a)	304,000	210,830
3.75%, 03/01/28 (a)	61,000	60,071
4.68%, 02/15/45 (a)	119,000	107,407
Pilgrim's Pride Corp.
6.25%, 07/01/33 (a)	112,000	118,834
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	563,000	541,392
2.15%, 01/15/31 (a)	165,000	144,989
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	234,000	222,543
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	221,000	216,374
Precision Castparts Corp.
4.38%, 06/15/45 (a)	108,000	99,559
Progressive Corp.
3.00%, 03/15/32 (a)	339,000	310,866
3.70%, 03/15/52 (a)	65,000	52,311
Prologis LP
3.05%, 03/01/50 (a)	80,000	55,808
3.25%, 06/30/26 (a)	95,000	93,717
5.00%, 03/15/34 (a)	197,000	201,994
5.25%, 03/15/54 (a)	127,000	129,008
Prospect Capital Corp.
3.36%, 11/15/26 (a)	294,000	273,852

See Notes to Schedules of Investments and Notes to Financial Statements.
20

State Street Income Fund
Schedule of Investments, continued — September 30, 2024
	Principal Amount	Fair Value
Prudential Financial, Inc.
3.94%, 12/07/49 (a)	$185,000	$152,856
Prudential Financial, Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 mo. Term SOFR thereafter)
5.70%, 09/15/48 (a)(b)	190,000	192,320
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	215,000	211,745
Public Storage Operating Co.
5.35%, 08/01/53 (a)	181,000	187,042
PVH Corp.
4.63%, 07/10/25 (a)	467,000	464,553
QUALCOMM, Inc.
4.30%, 05/20/47 (a)	33,000	29,894
4.50%, 05/20/52 (a)	390,000	358,952
Quanta Services, Inc.
2.35%, 01/15/32 (a)	270,000	231,463
3.05%, 10/01/41 (a)	333,000	252,664
Quest Diagnostics, Inc.
2.95%, 06/30/30 (a)	65,000	60,213
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	314,000	271,189
Regions Financial Corp.
1.80%, 08/12/28 (a)	718,000	648,239
Regions Financial Corp. (5.72% fixed rate until 06/06/29; 1.49% + SOFR thereafter)
5.72%, 06/06/30 (a)(b)	2,264,000	2,345,504
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33 (a)	409,000	429,106
Republic Services, Inc.
5.00%, 04/01/34 (a)	312,000	321,160
Reynolds American, Inc.
4.45%, 06/12/25 (a)	7,000	6,975
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (a)	270,000	182,320
Rockwell Automation, Inc.
2.80%, 08/15/61 (a)	87,000	54,348
4.20%, 03/01/49 (a)	128,000	113,734
Rogers Communications, Inc.
5.00%, 03/15/44 (a)	50,000	47,461
Roper Technologies, Inc.
2.95%, 09/15/29 (a)	193,000	181,229
Ross Stores, Inc.
4.70%, 04/15/27 (a)	61,000	61,647
Royalty Pharma PLC
1.20%, 09/02/25 (a)	269,000	260,586
	Principal Amount	Fair Value
1.75%, 09/02/27 (a)	$137,000	$127,657
2.20%, 09/02/30 (a)	58,000	50,790
3.30%, 09/02/40 (a)	39,000	30,221
RPM International, Inc.
3.75%, 03/15/27 (a)	89,000	87,726
RTX Corp.
1.90%, 09/01/31 (a)	371,000	315,409
2.82%, 09/01/51 (a)	347,000	232,115
3.13%, 05/04/27 (a)	244,000	238,071
3.50%, 03/15/27 (a)	148,000	145,786
3.95%, 08/16/25 (a)	104,000	103,451
4.15%, 05/15/45 (a)	113,000	98,618
4.45%, 11/16/38 (a)	95,000	90,515
6.10%, 03/15/34 (a)	410,000	452,460
6.40%, 03/15/54 (a)	311,000	366,999
Ryder System, Inc.
2.90%, 12/01/26 (a)	412,000	399,809
Salesforce, Inc.
1.95%, 07/15/31 (a)	315,000	273,407
2.70%, 07/15/41 (a)	312,000	235,991
Sands China Ltd.
5.13%, 08/08/25 (a)	2,600,000	2,592,772
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(g)	182,000	179,985
Schlumberger Investment SA
5.00%, 06/01/34 (a)	1,269,000	1,303,288
Sealed Air Corp.
1.57%, 10/15/26 (a)(g)	993,000	932,636
Selective Insurance Group, Inc.
5.38%, 03/01/49 (a)	80,000	79,228
Sempra (4.13% fixed rate until 01/01/27; 2.87% + 5 yr. CMT thereafter)
4.13%, 04/01/52 (a)(b)	502,000	478,386
Shell International Finance BV
2.38%, 11/07/29 (a)	561,000	518,661
3.13%, 11/07/49 (a)	362,000	260,944
3.25%, 04/06/50 (a)	160,000	118,162
3.75%, 09/12/46 (a)	62,000	50,749
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	2,000	1,969
Simon Property Group LP
3.38%, 06/15/27 (a)	112,000	110,206
SK Hynix, Inc.
5.50%, 01/16/29 (a)(g)	591,000	608,925
Smith & Nephew PLC
5.40%, 03/20/34 (a)	225,000	233,944

See Notes to Schedules of Investments and Notes to Financial Statements.
21

State Street Income Fund
Schedule of Investments, continued — September 30, 2024
	Principal Amount	Fair Value
Smurfit Kappa Treasury ULC
5.20%, 01/15/30 (a)(g)	$1,329,000	$1,371,621
5.78%, 04/03/54 (a)(g)	300,000	321,087
Sonoco Products Co.
4.60%, 09/01/29 (a)	825,000	821,131
5.00%, 09/01/34 (a)	720,000	710,208
South Bow USA Infrastructure Holdings LLC
5.58%, 10/01/34 (a)(g)	1,226,000	1,238,628
Southern California Edison Co.
4.00%, 04/01/47 (a)	363,000	303,704
4.20%, 03/01/29 (a)	275,000	273,958
5.65%, 10/01/28 (a)	1,908,000	2,006,281
Southern Co.
3.25%, 07/01/26 (a)	82,000	80,632
3.70%, 04/30/30 (a)	495,000	478,526
Southwest Airlines Co.
2.63%, 02/10/30 (a)	243,000	220,015
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	157,000	152,120
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	35,000	34,386
4.50%, 03/15/45 (a)	30,000	26,120
Standard Chartered PLC (2.68% fixed rate until 06/29/31; 1.20% + 1 yr. CMT thereafter)
2.68%, 06/29/32 (a)(b)(g)	490,000	426,467
Standard Chartered PLC (2.82% fixed rate until 01/30/25; 1.21% + 3 mo. Term SOFR thereafter)
2.82%, 01/30/26 (a)(b)(g)	497,000	492,840
Starbucks Corp.
4.00%, 11/15/28 (a)	96,000	95,633
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	255,000	227,126
3.75%, 03/15/51 (a)	217,000	166,528
Stryker Corp.
1.95%, 06/15/30 (a)	369,000	325,214
Sumitomo Mitsui Financial Group, Inc.
6.18%, 07/13/43 (a)	700,000	799,778
Sumitomo Mitsui Trust Bank Ltd.
1.35%, 09/16/26 (a)(g)	1,405,000	1,328,947
Suncor Energy, Inc.
4.00%, 11/15/47 (a)	43,000	34,197
	Principal Amount	Fair Value
Svenska Handelsbanken AB (1.42% fixed rate until 06/11/26; 0.63% + 1 yr. CMT thereafter)
1.42%, 06/11/27 (a)(b)(g)	$727,000	$690,468
Sysco Corp.
5.95%, 04/01/30 (a)	32,000	34,361
6.60%, 04/01/50 (a)	43,000	50,416
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (a)	200,000	177,672
3.03%, 07/09/40 (a)	300,000	233,247
3.18%, 07/09/50 (a)	300,000	215,214
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	882,000	870,446
4.00%, 04/14/32 (a)	194,000	185,912
Tampa Electric Co.
2.40%, 03/15/31 (a)	381,000	334,526
3.45%, 03/15/51 (a)	300,000	225,162
4.35%, 05/15/44 (a)	238,000	212,222
Tapestry, Inc.
3.05%, 03/15/32 (a)	327,000	279,624
4.13%, 07/15/27 (a)	28,000	27,545
7.35%, 11/27/28 (a)	1,496,000	1,572,072
Targa Resources Corp.
6.50%, 03/30/34 (a)	959,000	1,060,788
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	770,000	770,485
Target Corp.
1.95%, 01/15/27 (a)	113,000	108,533
Telefonica Emisiones SA
4.10%, 03/08/27 (a)	227,000	226,124
Texas Instruments, Inc.
3.88%, 03/15/39 (a)	143,000	132,624
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41 (a)	221,000	168,513
Time Warner Cable LLC
6.55%, 05/01/37 (a)	80,000	79,238
T-Mobile USA, Inc.
3.50%, 04/15/31 (a)	1,366,000	1,286,799
3.75%, 04/15/27 (a)	484,000	478,124
4.50%, 04/15/50 (a)	63,000	55,977
4.80%, 07/15/28 (a)	1,250,000	1,273,437
5.50%, 01/15/55 (a)	225,000	232,870
Toronto-Dominion Bank
3.20%, 03/10/32 (a)	777,000	711,367

See Notes to Schedules of Investments and Notes to Financial Statements.
22

State Street Income Fund
Schedule of Investments, continued — September 30, 2024
	Principal Amount	Fair Value
4.46%, 06/08/32 (a)	$411,000	$408,287
Toronto-Dominion Bank (7.25% fixed rate until 07/31/29; 2.98% + 5 yr. CMT thereafter)
7.25%, 07/31/84 (a)(b)	1,490,000	1,556,320
TotalEnergies Capital International SA
2.83%, 01/10/30 (a)	1,590,000	1,494,568
Tractor Supply Co.
5.25%, 05/15/33 (a)	329,000	342,469
Trane Technologies Financing Ltd.
3.55%, 11/01/24 (a)	167,000	166,726
3.80%, 03/21/29 (a)	221,000	217,601
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	225,000	224,309
4.88%, 01/15/26 (a)	52,000	52,223
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 mo. Term SOFR thereafter)
5.63%, 05/20/75 (a)(b)	442,000	437,381
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	105,000	103,549
Travelers Cos., Inc.
2.55%, 04/27/50 (a)	462,000	300,379
Truist Financial Corp. (6.67% fixed rate until 03/01/25; 3.00% + 5 yr. CMT thereafter)
6.67%, 03/01/25 (a)(b)	698,000	695,376
TWDC Enterprises 18 Corp.
4.13%, 06/01/44 (a)	58,000	51,250
Tyco Electronics Group SA
3.13%, 08/15/27 (a)	123,000	120,015
Tyson Foods, Inc.
5.40%, 03/15/29 (a)	316,000	328,103
5.70%, 03/15/34 (a)	347,000	365,440
U.S. Bancorp (4.97% fixed rate until 07/22/32; 2.11% + SOFR thereafter)
4.97%, 07/22/33 (a)(b)	443,000	442,132
U.S. Bancorp (5.68% fixed rate until 01/23/34; 1.86% + SOFR thereafter)
5.68%, 01/23/35 (a)(b)	651,000	690,060
UBS AG
2.95%, 04/09/25 (a)	580,000	574,246
	Principal Amount	Fair Value
UBS Group AG
4.28%, 01/09/28 (a)(g)	$593,000	$588,363
UBS Group AG (9.25% fixed rate until 11/13/28; 4.75% + 5 yr. CMT thereafter)
9.25%, 11/13/28 (a)(b)(g)	500,000	552,815
UBS Group AG (9.25% fixed rate until 11/13/33; 4.76% + 5 yr. CMT thereafter)
9.25%, 11/13/33 (a)(b)(g)	405,000	477,499
UDR, Inc.
2.10%, 08/01/32 (a)	205,000	168,994
3.00%, 08/15/31 (a)	131,000	119,333
Union Pacific Corp.
3.55%, 05/20/61 (a)	215,000	159,072
3.60%, 09/15/37 (a)	40,000	35,894
3.80%, 04/06/71 (a)	99,000	76,056
4.10%, 09/15/67 (a)	67,000	54,868
United Parcel Service, Inc.
5.50%, 05/22/54 (a)	256,000	273,449
UnitedHealth Group, Inc.
2.00%, 05/15/30 (a)	254,000	226,444
4.20%, 05/15/32 (a)	266,000	263,867
4.45%, 12/15/48 (a)	198,000	179,762
4.75%, 07/15/45 - 05/15/52 (a)	463,000	444,180
5.05%, 04/15/53 (a)	233,000	231,287
5.20%, 04/15/63 (a)	375,000	374,891
6.05%, 02/15/63 (a)	114,000	128,755
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	833,000	824,653
Vale Overseas Ltd.
6.13%, 06/12/33 (a)	627,000	663,742
6.40%, 06/28/54 (a)	380,000	399,498
Ventas Realty LP
3.25%, 10/15/26 (a)	123,000	120,189
5.63%, 07/01/34 (a)	1,123,000	1,181,082
Verisk Analytics, Inc.
5.25%, 06/05/34 (a)	679,000	701,088
Verizon Communications, Inc.
2.36%, 03/15/32 (a)	502,000	432,408
2.55%, 03/21/31 (a)	234,000	209,023
3.00%, 03/22/27 (a)	645,000	628,778
3.40%, 03/22/41 (a)	252,000	205,950
3.55%, 03/22/51 (a)	189,000	146,479
3.70%, 03/22/61 (a)	237,000	179,298
4.40%, 11/01/34 (a)	640,000	624,954
4.86%, 08/21/46 (a)	377,000	366,406
Viatris, Inc.
4.00%, 06/22/50 (a)	179,000	128,422

See Notes to Schedules of Investments and Notes to Financial Statements.
23

State Street Income Fund
Schedule of Investments, continued — September 30, 2024
	Principal Amount	Fair Value
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	$201,000	$168,750
Visa, Inc.
2.70%, 04/15/40 (a)	190,000	149,388
Vistra Operations Co. LLC
6.00%, 04/15/34 (a)(g)	317,000	338,426
Viterra Finance BV
2.00%, 04/21/26 (a)(g)	312,000	299,386
3.20%, 04/21/31 (a)(g)	398,000	363,605
Vontier Corp.
2.40%, 04/01/28 (a)	254,000	233,632
2.95%, 04/01/31 (a)	332,000	289,192
Vornado Realty LP
2.15%, 06/01/26 (a)	456,000	434,121
3.50%, 01/15/25 (a)	122,000	121,086
Vulcan Materials Co.
3.90%, 04/01/27 (a)	49,000	48,857
Walmart, Inc.
1.80%, 09/22/31 (a)	210,000	182,515
2.50%, 09/22/41 (a)	239,000	178,930
2.65%, 09/22/51 (a)	113,000	77,651
Walt Disney Co.
2.65%, 01/13/31 (a)	270,000	246,445
3.38%, 11/15/26 (a)	43,000	42,451
3.60%, 01/13/51 (a)	177,000	141,427
4.75%, 11/15/46 (a)	28,000	26,815
6.65%, 11/15/37 (a)	179,000	211,456
Warnermedia Holdings, Inc.
4.28%, 03/15/32 (a)	1,366,000	1,213,199
5.05%, 03/15/42 (a)	119,000	97,202
5.14%, 03/15/52 (a)	116,000	89,430
5.39%, 03/15/62 (a)	116,000	88,788
Waste Connections, Inc.
2.20%, 01/15/32 (a)	287,000	246,504
2.95%, 01/15/52 (a)	328,000	224,998
WEC Energy Group, Inc.
3.55%, 06/15/25 (a)	43,000	42,591
Wells Fargo & Co.
4.15%, 01/24/29 (a)	342,000	340,745
4.75%, 12/07/46 (a)	386,000	353,727
5.88%, 06/15/25 (a)(b)	638,000	638,963
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19%, 04/30/26 (a)(b)	403,000	396,479
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (a)(b)	773,000	734,968
	Principal Amount	Fair Value
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (a)(b)	$386,000	$304,488
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.43% + 3 mo. Term SOFR thereafter)
3.20%, 06/17/27 (a)(b)	902,000	884,952
Wells Fargo & Co. (3.35% fixed rate until 03/02/32; 1.50% + SOFR thereafter)
3.35%, 03/02/33 (a)(b)	453,000	414,228
Wells Fargo & Co. (5.50% fixed rate until 01/23/34; 1.78% + SOFR thereafter)
5.50%, 01/23/35 (a)(b)	456,000	478,107
Wells Fargo & Co. (6.49% fixed rate until 10/23/33; 2.06% + SOFR thereafter)
6.49%, 10/23/34 (a)(b)	547,000	611,475
Westlake Corp.
2.88%, 08/15/41 (a)	129,000	93,712
3.13%, 08/15/51 (a)	143,000	96,695
3.38%, 08/15/61 (a)	127,000	83,586
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 yr. CMT thereafter)
2.89%, 02/04/30 (a)(b)	284,000	281,609
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 yr. CMT thereafter)
4.11%, 07/24/34 (a)(b)	205,000	198,147
Williams Cos., Inc.
3.75%, 06/15/27 (a)	41,000	40,403
4.85%, 03/01/48 (a)	92,000	83,759
4.90%, 01/15/45 (a)	216,000	199,945
5.30%, 08/15/52 (a)	158,000	153,281
5.40%, 03/04/44 (a)	32,000	31,592
Willis North America, Inc.
3.88%, 09/15/49 (a)	185,000	145,133
Workday, Inc.
3.50%, 04/01/27 (a)	324,000	318,913
3.70%, 04/01/29 (a)	648,000	633,012
Zoetis, Inc.
3.00%, 09/12/27 (a)	51,000	49,454
3.90%, 08/20/28 (a)	121,000	120,137
5.60%, 11/16/32 (a)	603,000	645,723
		303,216,415

See Notes to Schedules of Investments and Notes to Financial Statements.
24

State Street Income Fund
Schedule of Investments, continued — September 30, 2024
	Principal Amount	Fair Value
Non-Agency Collateralized Mortgage Obligations - 5.4%
Bank
3.18%, 09/15/60	$15,146,041	$14,590,404
4.41%, 11/15/61 (b)	6,314,235	6,285,922
BPR Trust 1 mo. Term SOFR + 1.90%
6.99%, 04/15/37 (b)(g)	2,278,195	2,286,029
Cantor Commercial Real Estate Lending
3.01%, 01/15/53	2,970,275	2,746,313
CD Mortgage Trust
2.91%, 08/15/57	5,408,087	4,946,057
Citigroup Commercial Mortgage Trust
4.03%, 12/10/49 (b)	2,173,372	1,999,134
COMM Mortgage Trust
3.92%, 10/15/45 (g)	1,137,634	1,022,378
GS Mortgage Securities Trust
2.75%, 09/10/52	9,681,827	8,956,412
3.05%, 11/10/52	4,724,230	4,398,324
4.14%, 03/10/51 (b)	1,926,765	1,791,319
4.56%, 11/10/48 (b)	2,414,918	1,861,093
Impac CMB Trust (5.69% fixed rate until 10/25/24; 0.83% + 1 mo. Term SOFR thereafter)
5.69%, 10/25/34 (b)	63,937	63,153
Impac Secured Assets Trust (5.47% fixed rate until 10/25/24; 0.61% + 1 mo. Term SOFR thereafter)
5.47%, 11/25/36 (b)	50	51
JPMBB Commercial Mortgage Securities Trust
4.80%, 11/15/48 (b)	1,605,514	684,177
MASTR Alternative Loan Trust
5.00%, 08/25/18 (c)	5,479	448
Morgan Stanley Bank of America Merrill Lynch Trust
0.96%, 03/15/48 (b)(c)	16,916,987	19,301
Wells Fargo Commercial Mortgage Trust
1.27%, 02/15/48 (b)(c)	10,321,414	14,683
4.32%, 08/15/50	785,767	722,925
		52,388,123
Sovereign Bonds - 0.7%
Chile Government International Bonds
3.63%, 10/30/42 (a)	150,000	123,916
	Principal Amount	Fair Value
3.86%, 06/21/47 (a)	$635,000	$524,659
Indonesia Government International Bonds
3.50%, 01/11/28 (a)	378,000	370,921
4.35%, 01/11/48 (a)	232,000	214,243
Mexico Government International Bonds
4.60%, 02/10/48 (a)	718,000	578,470
Panama Government International Bonds
3.16%, 01/23/30 (a)	899,000	804,561
3.87%, 07/23/60 (a)	610,000	383,872
4.50%, 05/15/47 (a)	330,000	251,143
Peru Government International Bonds
1.86%, 12/01/32 (a)	908,000	729,134
2.78%, 12/01/60 (a)	1,518,000	916,318
5.63%, 11/18/50 (a)	653,000	672,511
Philippines Government International Bonds
3.95%, 01/20/40 (a)	617,000	558,204
Qatar Government International Bonds
4.82%, 03/14/49 (a)(g)	275,000	271,465
Uruguay Government International Bonds
5.10%, 06/18/50 (a)	652,938	651,424
		7,050,841
Municipal Bonds and Notes - 0.1%
State of California, CA
4.60%, 04/01/38	1,360,000	1,335,662
Total Bonds and Notes (Cost $987,085,879)		950,046,906
Total Investments in Securities (Cost $987,085,879)		950,046,906

See Notes to Schedules of Investments and Notes to Financial Statements.
25

State Street Income Fund
Schedule of Investments, continued — September 30, 2024
	Number of Shares	Fair Value
Short-Term Investments - 16.4%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.98% (a)(h)(i) (Cost $160,685,227)	160,685,227	$160,685,227
Total Investments (Cost $1,147,771,106)		1,110,732,133
Liabilities in Excess of Other Assets, net - (13.3)%		(130,653,542)
NET ASSETS - 100.0%		$980,078,591

Other Information:
Centrally Cleared Credit Default Swaps:
Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$53,787	1.00%/ Quarterly	06/20/29	$(1,210,866)	$(1,055,296)	$(155,570)
The Fund had the following long futures contracts open at September 30, 2024:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	December 2024	30	$4,005,247	$3,992,812	$(12,435)
U.S. Long Bond Futures	December 2024	48	5,962,576	5,961,000	(1,576)
5 Yr. U.S. Treasury Notes Futures	December 2024	2,135	234,324,571	234,515,101	190,530
10 Yr. U.S. Treasury Ultra Futures	December 2024	443	52,343,879	52,405,516	61,637
					$238,156
The Fund had the following short futures contracts open at September 30, 2024:
Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Notes Futures	December 2024	140	(29,103,027)	(29,153,906)	$(50,879)
10 Yr. U.S. Treasury Notes Futures	December 2024	126	(14,385,339)	(14,399,438)	(14,099)
					$(64,978)
See Notes to Schedules of Investments and Notes to Financial Statements.
26

State Street Income Fund
Schedule of Investments, continued — September 30, 2024
During the year ended September 30, 2024, the average notional values related to derivative contracts were as follows:
	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts
Average Notional Value	$315,622,942	$54,690,415	$34,432,737

(a)	At September 30, 2024, all or a portion of this security was pledged to cover collateral requirements for futures contracts, swaps and/or TBAs.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(f)	Step coupon bond.
(g)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, these securities amounted to $43,415,514 or 4.43% of the net assets of the State Street Income Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(h)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(i)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2024.
*	Less than 0.05%.
Abbreviations:
CMT - Constant Maturity Treasury
REIT - Real Estate Investment Trust
REMICS - Real Estate Mortgage Investment Conduits
RFUCCT - Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced
See Notes to Schedules of Investments and Notes to Financial Statements.
27

State Street Income Fund
Schedule of Investments, continued — September 30, 2024
The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$—	$357,588,733	$—	$357,588,733
Agency Mortgage Backed	—	221,336,210	—	221,336,210
Agency Collateralized Mortgage Obligations	—	7,021,462	—	7,021,462
Asset Backed	—	109,460	—	109,460
Corporate Notes	—	303,216,415	—	303,216,415
Non-Agency Collateralized Mortgage Obligations	—	52,388,123	—	52,388,123
Sovereign Bonds	—	7,050,841	—	7,050,841
Municipal Bonds and Notes	—	1,335,662	—	1,335,662
Short-Term Investments	160,685,227	—	—	160,685,227
Total Investments in Securities	$160,685,227	$950,046,906	$—	$1,110,732,133
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Depreciation	$—	$(155,570)	$—	$(155,570)
Long Futures Contracts - Unrealized Appreciation	252,167	—	—	252,167
Long Futures Contracts - Unrealized Depreciation	(14,011)	—	—	(14,011)
Short Futures Contracts - Unrealized Depreciation	(64,978)	—	—	(64,978)
Total Other Financial Instruments	$173,178	$(155,570)	$—	$17,608

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	253,949,684	$253,949,684	$417,996,669	$511,261,126	$—	$—	160,685,227	$160,685,227	$11,622,655
See Notes to Schedules of Investments and Notes to Financial Statements.
28

State Street U.S. Core Equity Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Period Ended 9/30/21(a)(b)(c)	Year Ended 12/31/20(a)(b)	Year Ended 12/31/19(a)(b)
Net asset value, beginning of period	$63.05	$56.53	$76.83	$66.39	$57.30	$46.05
Income/(loss) from investment operations:
Net investment income	0.82(d)	0.75(d)	0.77(d)	0.54(d)	0.77(d)	0.78(d)
Net realized and unrealized gains/(losses) on investments	23.36	11.20	(11.27)	9.90	12.86	14.07
Total income/(loss) from investment operations	24.18	11.95	(10.50)	10.44	13.63	14.85
Less distributions from:
Net investment income	(0.85)	(0.81)	(0.77)	—	(0.81)	(0.77)
Net realized gains	(1.77)	(4.62)	(9.03)	—	(3.73)	(2.83)
Total distributions	(2.62)	(5.43)	(9.80)	—	(4.54)	(3.60)
Net asset value, end of period	$84.61	$63.05	$56.53	$76.83	$66.39	$57.30
Total Return(e)	39.34%	22.53%	(16.76)%	15.73%(f)	23.82%	32.22%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$5,761,823	$5,869,302	$5,198,625	$6,795,684	$6,229,783	$5,541,415
Ratios to average net assets:
Net expenses	0.14%	0.14%	0.16%	0.15%(g)	0.14%	0.14%
Gross expenses	0.14%	0.14%	0.16%	0.15%(g)	0.14%	0.14%
Net investment income	1.11%	1.23%	1.11%	0.99%(g)	1.29%	1.44%
Portfolio turnover rate	50%	38%	30%	27%(f)	37%	31%
Notes to Financial Highlights
(a)	Beginning with the year ended September 30, 2022, the Fund was audited by Ernst & Young LLP. The previous periods were audited by another independent registered public accounting firm.
(b)	Financial information from January 1, 2018 until May 24, 2021 is for the GE RSP U.S. Equity Fund, which was reorganized into the State Street U.S. Core Equity Fund effective May 24, 2021.
(c)	Effective April 13, 2021, the Board of Trustees approved a change in fiscal year end for the Fund from December 31 to September 30.
(d)	Per share values have been calculated using the average shares method.
(e)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions. Past performance does not guarantee future results.
(f)	Not annualized.
(g)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	29

State Street Income Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Period Ended 9/30/21(a)(b)(c)	Year Ended 12/31/20(a)(b)	Year Ended 12/31/19(a)(b)
Net asset value, beginning of period	$9.39	$9.69	$12.08	$12.42	$11.85	$11.14
Income/(loss) from investment operations:
Net investment income	0.39(d)	0.33(d)	0.23(d)	0.17(d)	0.26(d)	0.31(d)
Net realized and unrealized gains/(losses) on investments	0.76	(0.26)	(2.02)	(0.29)	0.69	0.72
Total income/(loss) from investment operations	1.15	0.07	(1.79)	(0.12)	0.95	1.03
Less distributions from:
Net investment income	(0.40)	(0.37)	(0.27)	(0.22)	(0.34)	(0.32)
Net realized gains	—	—	(0.33)	—	(0.04)	—
Total distributions	(0.40)	(0.37)	(0.60)	(0.22)	(0.38)	(0.32)
Net asset value, end of period	$10.14	$9.39	$9.69	$12.08	$12.42	$11.85
Total Return(e)	12.55%	0.57%	(15.48)%	(0.93)%(f)	8.20%	9.38%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$980,079	$1,312,814	$1,432,739	$1,908,411	$2,084,815	$2,024,704
Ratios to average net assets:
Net expenses	0.19%	0.19%	0.20%	0.19%(g)	0.17%	0.17%
Gross expenses	0.19%	0.19%	0.20%	0.19%(g)	0.17%	0.17%
Net investment income	4.02%	3.34%	2.07%	1.85%(g)	2.16%	2.67%
Portfolio turnover rate	52%(h)	32%(h)	48%(h)	59%(f)(h)	110%(h)	422%
Notes to Financial Highlights
(a)	Beginning with the year ended September 30, 2022, the Fund was audited by Ernst & Young LLP. The previous periods were audited by another independent registered public accounting firm.
(b)	Financial information from January 1, 2018 until May 24, 2021 is for the GE RSP Income Fund, which was reorganized into the State Street Income Fund effective May 24, 2021.
(c)	Effective April 13, 2021, the Board of Trustees approved a change in fiscal year end for the Fund from December 31 to September 30.
(d)	Per share values have been calculated using the average shares method.
(e)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions. Past performance does not guarantee future results.
(f)	Not annualized.
(g)	Annualized for periods less than one year.
(h)	The portfolio turnover calculated for the periods ended September 30, 2024, September 30, 2023, September 30, 2022, September 30, 2021 and December 31, 2020 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 257%, 262%, 163%, 134% and 304%, respectively.
The accompanying Notes are an integral part of these financial statements.
30	Financial Highlights

State Street Institutional Investment Trust
Statements of Assets and Liabilities — September 30, 2024
	State Street U.S. Core Equity Fund	State Street Income Fund
Assets
Investments in unaffiliated securities, at fair value (cost $3,439,545,582 and $987,085,879, respectively)	$5,691,275,616	$950,046,906
Investments in affiliated securities, at fair value (cost $71,047,184 and $160,685,227, respectively)	71,047,184	160,685,227
Net cash collateral on deposit with broker for swap contracts	—	1,235,297
Receivable for investments sold	—	9,776,088
Income receivables	2,450,917	6,971,212
Income receivable from affiliated investments	321,566	672,227
Receivable for accumulated variation margin on futures contracts	—	257,883
Prepaid expenses and other assets	14,439	2,460
Total assets	5,765,109,722	1,129,647,300
Liabilities
Distribution payable to shareholders	—	136,299
Due to custodian	—	3,982
Net cash collateral on futures contracts due to broker	51	1,011,464
Payable for investments purchased	—	144,981,330
Payable for fund shares redeemed	1,520,739	1,607,759
Payable for accumulated variation margin on swap contracts	—	1,227,207
Payable for accumulated variation margin on futures contracts	4,900	—
Payable to the Adviser	556,525	104,471
Payable for custody, fund accounting and sub-administration fees	337,912	103,442
Accrued other expenses	866,753	392,755
Total liabilities	3,286,880	149,568,709

Net Assets	$5,761,822,842	$980,078,591
Net Assets Consist of:
Capital paid in	$2,634,779,467	$1,188,881,693
Total distributable earnings (loss)	3,127,043,375	(208,803,102)
Net Assets	$5,761,822,842	$980,078,591
Shares outstanding ($25.00 and $10.00 par value, respectively; unlimited shares authorized)	68,098,664	96,691,517
Net asset value per share	$84.61	$10.14
The accompanying Notes are an integral part of these financial statements.
Statements of Assets and Liabilities	31

State Street Institutional Investment Trust
Statements of Operations — For the year ended September 30, 2024
	State Street U.S. Core Equity Fund	State Street Income Fund
Investment Income
Income
Dividend	$73,510,577	$—
Interest	184,506	40,452,529
Income from affiliated investments	8,561,517	11,622,655
Less: Foreign taxes withheld	(53,932)	—
Total income	82,202,668	52,075,184
Expenses
Advisory and administration fees	7,859,802	1,608,314
Transfer agent fees	425,015	368,960
Trustees' fees	64,308	29,651
Custody, fund accounting and sub-administration fees	667,738	227,186
Professional fees	33,088	36,367
Other expenses	247,729	105,799
Total expenses	9,297,680	2,376,277
Net investment income (loss)	$72,904,988	$49,698,907
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$1,861,460,962(a)	$(46,595,717)(a)
Futures	22,290,112	3,359,850
Swap contracts	—	1,241,218
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	220,212,166	124,572,203
Futures	6,823,942	6,697,263
Swap contracts	—	181,152
Net realized and unrealized gain (loss) on investments	2,110,787,182	89,455,969
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,183,692,170	$139,154,876
(a)	Includes $1,016,805,436 and $(19,645,221), respectively, of net realized gains from redemptions in-kind. (See Note 7)
The accompanying Notes are an integral part of these financial statements.
32	Statements of Operations

State Street Institutional Investment Trust
Statements of Changes in Net Assets
	State Street U.S. Core Equity Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$72,904,988	$70,625,529
Net realized gain (loss) on investments and futures	1,883,751,074	163,494,371
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	227,036,108	905,097,511
Net increase (decrease) from operations	2,183,692,170	1,139,217,411
Distributions to shareholders:
Total distributions	(240,190,752)	(486,914,294)
Increase (decrease) in assets from operations and distributions	1,943,501,418	652,303,117
Share transactions:
Proceeds from sale of shares	67,474,849	44,893,263
Value of distributions reinvested	227,552,367	462,266,158
Cost of shares redeemed	(2,346,007,588)	(488,786,029)
Net increase (decrease) from share transactions	(2,050,980,372)	18,373,392
Total increase (decrease) in net assets	(107,478,954)	670,676,509
Net Assets
Beginning of year	5,869,301,796	5,198,625,287
End of year	$5,761,822,842	$5,869,301,796
Changes in Fund Shares
Shares sold	918,900	751,490
Issued for distributions reinvested	3,320,478	8,407,897
Shares redeemed	(29,229,914)	(8,038,868)
Net increase (decrease) in fund shares	(24,990,536)	1,120,519
The accompanying Notes are an integral part of these financial statements.
Statements of Changes in Net Assets	33

State Street Institutional Investment Trust
Statements of Changes in Net Assets
	State Street Income Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$49,698,907	$47,111,311
Net realized gain (loss) on investments, futures and swap contracts	(41,994,649)	(62,656,178)
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and swap contracts	131,450,618	27,155,646
Net increase (decrease) from operations	139,154,876	11,610,779
Distributions to shareholders:
Total distributions	(51,410,744)	(52,025,602)
Increase (decrease) in assets from operations and distributions	87,744,132	(40,414,823)
Share transactions:
Proceeds from sale of shares	19,873,233	18,479,343
Value of distributions reinvested	49,739,440	50,619,765
Cost of shares redeemed	(490,092,675)	(148,609,025)
Net increase (decrease) from share transactions	(420,480,002)	(79,509,917)
Total increase (decrease) in net assets	(332,735,870)	(119,924,740)
Net Assets
Beginning of year	1,312,814,461	1,432,739,201
End of year	$980,078,591	$1,312,814,461
Changes in Fund Shares
Shares sold	2,009,825	1,861,855
Issued for distributions reinvested	5,109,797	5,152,620
Shares redeemed	(50,254,503)	(15,094,648)
Net increase (decrease) in fund shares	(43,134,881)	(8,080,173)
The accompanying Notes are an integral part of these financial statements.
34	Statements of Changes in Net Assets

State Street Institutional Investment Trust
Notes to Financial Statements — September 30, 2024
1.Organization of the Funds
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of September 30, 2024, the Trust consists of twenty-nine (29) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board” and each member thereof, a “Trustee”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the State Street U.S. Core Equity Fund and the State Street Income Fund (each, a “Fund”  and collectively, the “Funds”).  Shares of the Funds may be purchased only by Eligible Investors, as defined in the Funds' prospectus, through General Electric Company’s defined contribution plan arrangement in a Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
Notes to Financial Statements	35

State Street Institutional Investment Trust
Notes to Financial Statements, continued — September 30, 2024
•	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•	Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of September 30, 2024 is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The State Street U.S. Core Equity Fund invests in real estate investments trusts (“REITs”). REITs determine the tax character of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT
36	Notes to Financial Statements

State Street Institutional Investment Trust
Notes to Financial Statements, continued — September 30, 2024 distributions initially as dividend income and re-designate the prior calendar year’s to return of capital gains distributions at year end based on information provided by the REIT and/or SSGA FM estimates of such redesignations for which actual information has not yet been reported.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund that incurs such expenses. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund.
Distributions The State Street Income Fund declares investment income dividends daily and pays them monthly. The State Street U.S. Core Equity Fund declares and pays dividends from investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities During the year ended September 30, 2024, the State Street Income Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the State Street Income Fund’s Schedule of Investments. The State Street Income Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the State Street Income Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To-Be-Announced Transactions The State Street Income Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The State Street Income Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the State Street Income Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The State Street Income Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the State Street Income Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the State Street Income Fund will enter into TBA transactions only with established counterparties. The State Street Income Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
4.Derivative Financial Instruments
Futures Contracts The Funds may enter into futures contracts to meet a Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on
Notes to Financial Statements	37

State Street Institutional Investment Trust
Notes to Financial Statements, continued — September 30, 2024 the Funds' Schedule of Investments and cash deposited, if any, is included in Net cash collateral on deposit with broker for future contracts and TBAs on the Statements of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.
For the year ended September 30, 2024, the State Street U.S. Core Equity Fund and the State Street Income Fund entered into futures contracts in order to equitize cash and manage exposure to interest rates, respectively.
Credit Default Swaps During the year ended September 30, 2024, the State Street Income Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
38	Notes to Financial Statements

State Street Institutional Investment Trust
Notes to Financial Statements, continued — September 30, 2024
The following tables summarize the value of the Funds’ derivative instruments as of September 30, 2024 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Income Fund
Futures Contracts	$257,883	$—	$—	$—	$—	$257,883

Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street U.S. Core Equity Fund
Futures Contracts	$—	$—	$—	$4,900	$—	$4,900
State Street Income Fund
Swap Contracts	$—	$—	1,227,207	$—	$—	$1,227,207

Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street U.S. Core Equity Fund
Futures Contracts	$—	$—	$—	22,290,112	$—	$22,290,112
State Street Income Fund
Futures Contracts	$3,359,850	$—	$—	$—	$—	$3,359,850
Swap Contracts	—	—	1,241,218	—	—	1,241,218

Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street U.S. Core Equity Fund
Futures Contracts	$—	$—	$—	6,823,942	$—	$6,823,942
State Street Income Fund
Futures Contracts	$6,697,263	$—	$—	$—	$—	$6,697,263
Swap Contracts	—	—	181,152	—	—	181,152
5.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of each Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of each Fund. The Management Fee is stated in the following schedule:
Fund	Management Fee
State Street U.S. Core Equity Fund	0.12%
State Street Income Fund	0.13%
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Funds. Amounts paid by the Funds to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statements of Operations.
Notes to Financial Statements	39

State Street Institutional Investment Trust
Notes to Financial Statements, continued — September 30, 2024
Due to Custodian In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian, who is an affiliate of the Funds.
Other Transactions with Affiliates The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended September 30, 2024 are disclosed in each Fund's Schedule of Investments.
6.Trustees' Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, (“Independent Trustees”) are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the fiscal year ended September 30, 2024 were as follows:
	U.S. Government Obligations		Other Securities
Fund	Purchases	Sales	Purchases	Sales
State Street U.S. Core Equity Fund	$—	$—	$3,161,492,068	$3,413,051,550
State Street Income Fund	371,773,686	274,953,683	144,560,213	264,483,779
Redemption In-Kind In accordance with guidelines described in the Funds' prospectus, a Fund may distribute portfolio securities rather than cash as payment for a redemption of Fund shares (in-kind redemption). For financial reporting purposes, a Fund recognizes a gain or loss on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds or is less than, respectively, the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. These reclassifications have no effect on net assets or NAV per share. The net realized in-kind gains or losses are disclosed in the Statements of Operations.
During the year ended September 30, 2024, the State Street U.S. Core Equity Fund and the State Street Income Fund each had a redemption in-kind that resulted in a redemption of $1,798,866,265 and $272,714,275, respectively, that was paid in securities and $67,833,008 and $53,464,591, respectively, that was paid in cash.
8.Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to the federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM analyzed the Funds' tax positions and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
40	Notes to Financial Statements

State Street Institutional Investment Trust
Notes to Financial Statements, continued — September 30, 2024
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, paydown gains and losses, futures contracts, swap contracts, straddle loss deferrals, return of capital adjustments, wash sale loss deferrals, and amortization and accretion of premium and discount for financial statement purposes.
The tax character of distributions paid during the fiscal year ended September 30, 2024 were as follows:
Fund	Ordinary Income	Long-Term Capital Gains	Total
State Street U.S. Core Equity Fund	$77,965,049	$162,225,703	$240,190,752
State Street Income Fund	51,410,744	—	51,410,744
The tax character of distributions paid during the fiscal year ended September 30, 2023 were as follows:
Fund	Ordinary Income	Long-Term Capital Gains	Total
State Street U.S. Core Equity Fund	$72,291,494	$414,622,800	$486,914,294
State Street Income Fund	52,025,602	—	52,025,602
At September 30, 2024, the components of distributable earnings on a tax basis were as follows:
Fund	Undistributed Ordinary Income	Distribution Payable	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
State Street U.S. Core Equity Fund	$150,187,161	$—	$—	$754,158,545	$2,222,697,669	$—	$3,127,043,375
State Street Income Fund	—	(136,300)	(166,525,471)	—	(42,141,331)	—	(208,803,102)
As of September 30, 2024, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows
Fund	Non-Expiring Short Term	Non-Expiring Long Term
State Street Income Fund	$51,407,313	$115,118,158
As of September 30, 2024, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street U.S. Core Equity Fund	$3,539,620,221	$2,269,951,298	$47,253,628	$2,222,697,670
State Street Income Fund	1,152,891,072	12,153,987	54,295,318	(42,141,331)
9.Line of Credit
The Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $180 million of a $1.26 billion ($180 million of $960 million prior to October 3, 2024) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2025 unless extended or renewed.
Notes to Financial Statements	41

State Street Institutional Investment Trust
Notes to Financial Statements, continued — September 30, 2024
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operation expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Funds had no outstanding loans during the year ended September 30, 2024.
Effective November 1, 2024, the credit facility was updated, and the Funds have access to $194.29 million of a $1.36 billion credit facility.
10.Risks
Concentration Risk As a result of a Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of a Fund's investments more than if a Fund was more broadly diversified.
Interest Rate Risk The risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of a Fund’s investments.
Credit Risk Each Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
11.Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2206 “Reference Rate Reform (Topic 848)”. ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates.  The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024.  Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
12.Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
42	Notes to Financial Statements

State Street Institutional Investment Trust
Report of Independent Registered Public Accounting Firm
To the Shareholders of State Street U.S. Core Equity Fund and State Street Income Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of State Street U.S. Core Equity Fund and State Street Income Fund (collectively, the “Funds”) (two of the funds constituting State Street Institutional Investment Trust (the “Trust”)), including the schedules of investments, as of September 30, 2024, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (two of the funds constituting State Street Institutional Investment Trust) at September 30, 2024, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.
The financial highlights for the periods ended prior to October 1, 2021 were audited by another independent registered public accounting firm whose report, dated November 24, 2021, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
November 22, 2024
Report of Independent Registered Public Accounting Firm	43

State Street Institutional Investment Trust
Statement Regarding Basis for Approval of Investment Advisory Contract — September 30, 2024 (Unaudited)
TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENTS1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 3, 2024 and May 8-9, 2024, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to each of State Street Income Fund and State Street U.S. Core Equity Fund (each, a “Fund” and collectively, the “Funds”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”).  Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.  The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement.  Following the April 3, 2024 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 8-9, 2024 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for each Fund:
○	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2023, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
○	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
○	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
______________________
1Over the course of many years overseeing the Funds and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
44

State Street Institutional Investment Trust
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — September 30, 2024 (Unaudited)
○	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds, as applicable; and
•	Profitability analyses for (a) the Adviser with respect to each Fund and (b) affiliates of the Adviser that provide services to the Funds (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Funds.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Funds and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and their service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Funds;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Funds by SSGA FM in its capacity as the Funds’ administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Funds, as applicable, and the role of the Adviser in managing the Funds’ relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Funds;
•	Responses to a request for information reviewed prior to the April 3, 2024 and May 8-9, 2024 meetings by Independent Counsel, requesting specific information from each of:
○	SSGA FM, in its capacity as the Funds’ Adviser and Administrator, with respect to its operations relating to the Funds and its approximate profit margins from such operations for the calendar year ended December 31, 2023; and the relevant operations of other Affiliated Service Providers to the Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2023;
45

State Street Institutional Investment Trust
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — September 30, 2024 (Unaudited)
○	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Funds, with respect to its operations relating to the Funds; and
○	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the Funds’ related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 8-9, 2024; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Funds throughout the year at meetings of the Board and its committees.  At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel.  The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor.  The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 8-9, 2024, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2024, for an additional year with respect to all Funds.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to each Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of a portfolio’s quality distribution and sector and interest rate exposure. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk.  Further, the Board considered material enhancements made to the risk management processes and systems over the past year.  The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment
46

State Street Institutional Investment Trust
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — September 30, 2024 (Unaudited)
personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.  The Board also considered the role of the Adviser in overseeing each Fund’s securities lending activities.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds.
Fund Performance
The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2023.  For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge.  Among other information, the Board considered the following performance information in its evaluation of each Fund:
State Street Income Fund.  The Board considered that the Fund’s performance was below the median of its Performance Group for the 1-, 3-, 5- and 10-year periods.  The Board also considered that the Fund’s performance was below the median of its Performance Universe for the 1-year period and was above the median of its Performance Universe for the 3-, 5- and 10-year periods.  The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3-, 5- and 10-year periods.
State Street U.S. Core Equity Fund.  The Board considered that the Fund’s performance was above the median of its Performance Group for the 1-, 3- and 5-year periods and was equal to the median of its Performance Group for the 10-year period.  The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods.  The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3- and 5-year periods and was below the Benchmark for the 10-year period.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers.  As part of its review, the Board considered each Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for each of the Funds.  The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts.  In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds.  Among other information, the Board considered the following expense information in its evaluation of each Fund:
State Street Income Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and its Expense Universe.  The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street U.S. Core Equity Fund.  The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe.  The Board also considered that the Fund’s total expenses were below the median of its Expense Group and  Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
47

State Street Institutional Investment Trust
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — September 30, 2024 (Unaudited)
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and to all funds within the fund complex.  The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Funds, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Funds and/or fund complex.  The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to each of the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds and fund complex increase.  The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the fund complex taken as a whole.  The Board concluded that, in light of the current size of each Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to each Fund and the complex over various time periods, and the comparative management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered.  Each Trustee may have contributed different weight to the various factors.  Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
48

State Street Institutional Investment Trust
Other Information — September 30, 2024 (Unaudited)
Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Funds for their fiscal year ended September 30, 2024.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended September 30, 2024 is considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Long Term Capital Gains Distributions
Long term capital gain dividends were paid from the Funds during the year ended September 30, 2024:
Amount
State Street U.S. Core Equity Fund	$162,225,703
Other Information	49

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable to the Registrant.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable to the Registrant.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The Registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board.

Item 16. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the registrant.

Item 19. Exhibits.

(a)(1)	Code of Ethics referred to in Item 2.

(a)(2)	Not applicable to the Registrant.

(a)(3)	A separate certification for each principal executive and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act.

(a)(4)	Not applicable to the Registrant.

(a)(5)	Not applicable.

(b)	A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the Registrant.

(101) Inline Interactive Data File—the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	December 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	December 4, 2024

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	December 4, 2024